As filed with the U.S. Securities and Exchange Commission on October 18, 2023
1933 Act Registration No. [ ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ____
[ ]	Post-Effective Amendment No. ____

(Check appropriate box or boxes)

ADVISOR MANAGED PORTFOLIOS
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (626) 914-7385

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Christopher E. Kashmerick, Trustee Advisor Managed Portfolios c/o U.S. Bank Global Fund Services 2020 East Financial Way, Suite 100 Glendora, California 91741	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004
Title of Securities being Registered: Class A, Class C and Class I shares of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund and 1919 Maryland Tax-Free Fund, and shares of the 1919 Variable Socially Responsive Balanced Fund.
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.
It is proposed that this filing will become effective on November 17, 2023, pursuant to Rule 488.
No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund

each a series of Trust for Advised Portfolios
615 East Michigan Street
Milwaukee, WI 53202
1-844‑828‑1919
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
November 17, 2023
Dear Shareholder,
We are sending this information to you because you are a shareholder of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Fund and/or 1919 Variable Socially Responsive Balanced Fund (each, a “Target Fund,” and together, the “Target Funds”), each a series of Trust for Advised Portfolios (“TAP Trust”) advised by 1919 Investment Counsel, LLC (“1919ic” or the “Adviser”). After careful consideration, the Board of Trustees of TAP Trust (the “TAP Board”) has determined that it is in the best interests of the Target Funds to reorganize and merge the Target Funds into newly created series (each, an “Acquiring Fund,” and together, the “Acquiring Funds”) of Advisor Managed Portfolios (“AMP Trust”), each with the same name as the corresponding Target Fund. These transactions will be referred to individually as a “Reorganization,” and together, as the “Reorganizations.”
Shares of the 1919 Variable Socially Responsive Balanced Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. The policyholders who are owners of the separate accounts are not direct shareholders of the 1919 Variable Socially Responsive Balanced Fund. However, for ease of reference, shareholders of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Fund and policyholders invested in the 1919 Variable Socially Responsive Balanced Fund are collectively referred to in this Information Statement/Prospectus as “shareholders.”
Once the Reorganizations occur, the Acquiring Funds will continue to be managed by 1919ic and will have the same management styles, investment restrictions and portfolio managers responsible for day-to-day management as were in place for the Target Funds. The Board has determined that the Reorganizations are in the best interests of the Target Funds and their shareholders, and that the interests of the Target Funds’ shareholders will not be diluted as a result of the Reorganizations.
Importantly, the Reorganizations will not result in any change to the Target Funds’ fees and expenses, investment objectives, principal investment strategies and risks, or portfolio management teams.
Following the Reorganizations, the advisory agreement and fundamental policies of each Acquiring Fund will not be materially different from those of the respective Target Fund. Furthermore, the independent members of the TAP Board comprise a majority of the independent members of the Board of Trustees of AMP Trust. In addition, with regard to the Reorganizations of the Class A and Class C shares of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund and 1919 Maryland Tax-Free Fund, AMP Trust, on behalf of the applicable Acquiring Funds, will adopt a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) that is substantially similar to the plan pursuant to Rule 12b-1 that is currently in place for the Class A and Class C shares of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund and 1919 Maryland Tax-Free Fund, and the Rule 12b-1 distribution fees applicable to Class A and Class C shares of the applicable Acquiring Funds will be identical to the Rule 12b-1 distribution fees applicable to Class A and Class C shares of the corresponding Target Funds. As a result, we are not seeking shareholder approval for Reorganization and we are not requesting a proxy from you.
The enclosed Information Statement/Prospectus contains information about the Reorganizations. As a result of the Reorganizations, shareholders of each Target Fund will receive shares of the corresponding share class of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund owned immediately prior to the Reorganizations.
In evaluating each Reorganization proposal, the TAP Board considered the pending litigation against TAP Trust with respect to an unrelated series of TAP Trust and determined, among other things, that the Reorganizations may enable the Acquiring Funds to benefit from greater economies of scale in the future than would otherwise be available to the Target Funds, which could lead to reduced fees or expenses for the Acquiring Funds’ shareholders in the future, and to avoid any negative impact for the Target Funds relating to the pending litigation, including but not limited to the inability to recruit and nominate new independent trustees to serve on the TAP Board. With respect to economies of scale, it is anticipated that AMP Trust could grow to a greater number of investment advisers and funds, as well as net assets, than TAP Trust, which would enable each series of AMP Trust, including the Acquiring

Funds, to benefit from spreading certain fixed operating expenses of AMP Trust across more funds and net assets than TAP Trust. Each Reorganization is structured to qualify as tax-free for U.S. federal income tax purposes.
This document is provided for information only because shareholder approval is not required to effectuate the Reorganizations for the Target Funds under TAP Trust’s operating documents, and applicable Delaware state and U.S. federal law (including the 1940 Act).
You are encouraged to carefully review the enclosed materials, which explain the Reorganizations in more detail. If you have any questions or need additional information, please contact 1919ic at 1-844‑828‑1919.
Sincerely,
/s/ Russell B. Simon
Russell B. Simon, President
Trust for Advised Portfolios

REORGANIZATION OF
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund
(each a series of Trust for Advised Portfolios)
615 East Michigan Street
Milwaukee, WI 53202
1-844‑828‑1919
INTO THE
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund
(each a series of Advisor Managed Portfolios)
615 East Michigan Street
Milwaukee, WI 53202
1-844‑828‑1919
_____________________________________

INFORMATION STATEMENT/PROSPECTUS
DATED November 17, 2023
WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY
This Information Statement/Prospectus (the “Information Statement/Prospectus”) is furnished to you as a shareholder of 1919 Financial Services Fund (“Target Financial Services Fund”), 1919 Socially Responsive Balanced Fund (“Target Socially Responsive Fund”), 1919 Maryland Tax-Free Fund (“Target Maryland Fund”) and/or 1919 Variable Socially Responsive Balanced Fund (the “Target Variable Fund”) (each a “Target Fund” and together, the “Target Funds”), each a series of Trust for Advised Portfolios (“TAP Trust”) advised by 1919 Investment Counsel, LLC (“1919ic or the “Adviser”). After careful consideration, the Board of Trustees of TAP Trust (the “TAP Board”), including all of the Independent Trustees of TAP Trust, has determined that it is in the best interests of the Target Funds to reorganize and merge each Target Fund into corresponding acquiring funds, the 1919 Financial Services Fund (“Acquiring Financial Services Fund”), 1919 Socially Responsive Balanced Fund (“Acquiring Socially Responsive Fund”), 1919 Maryland Tax-Free Fund (“Acquiring Maryland Fund”) and 1919 Variable Socially Responsive Balanced Fund (the “Acquiring Variable Fund”), each a newly created series (each an “Acquiring Fund,” and together the “Acquiring Funds”) of Advisor Managed Portfolios (“AMP Trust”). Each transaction will be referred to as a “Reorganization”, or together as the “Reorganizations”, and the Target Funds and the Acquiring Funds may be referred to together as the “Funds” or a “Fund”.
Shares of the Target Variable Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. The policyholders who are owners of the separate accounts are not direct shareholders of the Target Variable Fund. However, for ease of reference, shareholders of the Target Financial Services Fund, Target Socially Responsive Fund, Target Maryland Fund and policyholders invested in the Target Variable Fund are collectively referred to in this Information Statement/Prospectus as “shareholders.”
Each Target Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies, restrictions, and risks, and there will be no change in investment adviser or portfolio managers. Each Target Fund and its corresponding Acquiring

Fund have identical share class structures. Importantly, the Reorganizations will not result in any increase in fees or expenses for the Funds.
The TAP Board has approved the Reorganizations and has determined that the Reorganizations are in the best interests of each Target Fund and its shareholders.
Each Reorganization is expected to close on or about December 1, 2023 (the “Closing Date”). The Acquiring Funds will open for trading on December 4, 2023.
This Information Statement/Prospectus sets forth concisely the information you should know about the Reorganization of each Target Fund and constitutes an offering of the shares of each Acquiring Fund issued in the corresponding Reorganization. Please read it carefully and retain it for future reference.
In addition, the following documents each have been filed with the U.S. Securities and Exchange Commission (the “SEC”) (http://www.sec.gov), and are incorporated herein by reference:
•the Statement of Additional Information (“SAI”) dated November 17, 2023 relating to this Information Statement/Prospectus;
•the Prospectus and SAI related to the Target Funds, dated April 30, 2023, as supplemented August 31, 2023 (File No. 333-108394) (File No. 811-21422) (Accession No. 0000894189-23-006796);
•the Annual Report to shareholders of the Target Funds for the fiscal year ended December 31, 2022, which has previously been sent to shareholders of the Target Funds (File No. 811-21422) (Accession No. 0001104659-23-030043);
•the Semi-Annual Report to shareholders of the Target Funds for the six-month period ended June 30, 2023, which has previously been sent to shareholders of the Target Funds (File No. 811-21422) (Accession No. 0001104659-23-099222); and
•the Prospectus and SAI related to the Acquiring Funds, dated [ ], 2023, (File No. 333-270997) (File No. 811-23859) (Accession No. [ ]).
Because the Acquiring Funds have not yet commenced operations, no annual or semi-annual report is available.
This Information Statement/Prospectus will be mailed on or about November 18, 2023 to shareholders of record of the Target Funds as of July 31, 2023 (the “Record Date”).
Each Target Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.
The above documents are available upon request and without charge by writing to the Target Funds at 1919 Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling toll-free at 1-844‑828‑1919. This information is also accessible via the EDGAR database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.
No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
We are not asking you for a proxy and you are requested not to send us a proxy.
    Information Statement/Prospectus    ii

OVERVIEW
This Information Statement/Prospectus relates to the Reorganizations of the Target Funds, each a series of TAP Trust, into the corresponding Acquiring Fund, each a series of AMP Trust. TAP Trust and AMP Trust are each an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) and organized under the laws of the state of Delaware. 1919ic serves as investment adviser to the Target Funds and the Acquiring Funds.
Each Target Fund and its corresponding Acquiring Fund are identical in all material respects. Each Target Fund and its corresponding Acquiring Fund have the same investment objectives, fees and expenses, investment strategies, investment policies, and investment risks. Additionally, 1919ic provides day-to-day management of the portfolios for each of the Funds. The Funds have identical distribution and purchase procedures and exchange rights and redemption procedures. The Reorganizations are structured to qualify as tax-free for U.S. federal income tax purposes.
The TAP Board has determined that, in light of the pending litigation against TAP Trust with respect to an unrelated series of the Trust, the Reorganizations may enable the Acquiring Funds to benefit from greater economies of scale in the future than would otherwise be available to the Target Funds, which could lead to reduced fees or expenses for the Acquiring Funds’ shareholders in the future, and to avoid any negative impact for the Target Funds relating to the pending litigation, including but not limited to the inability to recruit and nominate new independent trustees to serve on the TAP Board. With respect to economies of scale, it is anticipated that AMP Trust could grow to a greater number of investment advisers and funds, as well as net assets, than TAP Trust, which would enable each series of AMP Trust, including the Acquiring Funds, to benefit from spreading certain fixed operating expenses of AMP Trust across more funds and net assets than TAP Trust.
Shareholders of the Target Funds are not required to approve the Reorganizations. Section 7.2 of Article VII of TAP Trust’s Amended and Restated Declaration of Trust permits TAP Trust, unless otherwise required by law, to cause any series of TAP Trust to be merged or consolidated with or into a series of any other investment company without shareholder approval. The Target Funds and the Acquiring Funds are all advised by 1919ic, and the Reorganizations are considered to be a merger of affiliated companies for purposes of Rule 17a-8 under the 1940 Act. Rule 17a-8(3) permits the merger of affiliated companies without obtaining shareholder approval if: (i) no fundamental policy of the merging company is materially different from the fundamental policies of the surviving company; (ii) no advisory contract between the merging company is materially different from an advisory contract of the surviving company; (iii) trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and (iv) any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company. As discussed in detail in the Information Statement/Prospectus, each Reorganization meets the criteria set forth in Rule 17a-8(3). Furthermore, the TAP Board, including all Independent Trustees, has determined that the Reorganizations are in the best interests of the Target Funds and their shareholders, and that the interests of the Target Funds’ shareholders will not be diluted as a result of the Reorganizations.
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND RESTRICTIONS
There are no differences in the investment objectives, investment strategies, investment restrictions, or investment risks between the each Target Fund and the corresponding Acquiring Fund. The same portfolio managers will continue to manage the corresponding Acquiring Funds. Each Fund’s investment objective is not fundamental and may be changed without shareholder approval.
Investment Objective and Principal Investment Strategies of the Target Financial Services Fund and the Acquiring Financial Services Fund
Investment Objective of the Target Financial Services Fund and the Acquiring Financial Services Fund
The investment objective for both the Target Fund and the Acquiring Fund is to seek long-term capital appreciation by investing primarily in common stocks.
Principal Investment Strategies of the Target Financial Services Fund and the Acquiring Financial Services Fund
The investment strategies for both the Target Financial Services Fund and the Acquiring Financial Services Fund are as follows:
Under normal circumstances, each Fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry that the Adviser believes are undervalued and thus may offer above-average potential for capital appreciation. Issuers in the financial services industry include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, internet services and business services. Each Fund may invest in securities of companies of any market capitalization.
1

The Adviser analyzes an issuer’s financial statements to determine earnings per share potential and reviews, as appropriate, the economy where the issuer does business, the products offered, the issuer’s potential to benefit from industry changes and the strength and goals of management.
Each Fund may invest its assets in securities of foreign financial services companies, including companies in emerging market countries. Each Fund may invest in fixed income securities, including high yield securities or “junk bonds.” Each Fund may invest in shares of open-end funds or unit investment trusts that are traded on a stock exchange, called exchange traded funds (“ETFs”).
Each Fund may engage in a variety of transactions using derivatives, such as futures and options on securities, securities indexes or currencies; options on these futures; interest rate or currency swaps; and forward foreign currency transactions for any of the following purposes: to settle transactions in securities quoted in foreign currencies; as a hedging technique in an attempt to manage risk in each Fund’s portfolio; as a substitute for buying or selling securities, as a cash flow management technique, and to manage its exposure to foreign securities.
Principal Investment Risks of the Target Financial Services Fund and the Acquiring Financial Services Fund
Losing all or a portion of your investment is a risk of investing in the Funds. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears, and could affect the value of your investment.
The principal investment risks for both the Target Financial Services Fund and the Acquiring Financial Services Fund are as follows:
Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls and speculation.
Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Financial Services Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Financial Services Fund could decline. If the Financial Services Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Financial Services Fund will be subject to the credit risk presented by the counterparty. In addition, the Financial Services Fund may incur expenses in an effort to protect the Financial Services Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Financial Services Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.
Derivatives risk. The use of derivative instruments exposes the Financial Services Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Financial Services Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
ETF risk. Investing in an ETF will give the Financial Services Fund exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore, may trade at either a premium or discount to net asset value. The Financial Services Fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF in addition to the management fees and other expenses directly incurred by the Financial Services Fund. As a result, with respect to the Financial Services Fund’s investment in ETFs, shareholders will be subject to two layers of fees and expenses in connection with their investment in the Financial Services Fund. The Financial Services Fund will also pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Extension risk. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline. This may cause the Financial Services Fund’s share prices to be more volatile.
Financial services companies risk. The Financial Services Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively
    Information Statement/Prospectus    2

affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.
Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Financial Services Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. These risks are heightened with respect to high yield securities.
Foreign investments and emerging markets risk. The Financial Services Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Financial Services Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Financial Services Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. In addition to the lack of liquidity, as compared to domestic investments, emerging market investments also face risks related to market manipulation, limited reliable access to capital, political risk, atypical foreign investment structures, lack of shareholder rights and remedies, and incomplete or inaccurate auditing and reporting standards.
Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Financial Services Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.
Illiquid investment risk. Some assets held by the Financial Services Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the Financial Services Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Financial Services Fund may be forced to sell at a loss.
Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Financial Services Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Financial Services Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Financial Services Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Financial Services Fund may lose the amount of the premium paid in the event of prepayment.
Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.
Market risk. Financial market risks affect the value of individual instruments in which the Financial Services Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
    Information Statement/Prospectus    3

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Financial Services Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Stock market and equity securities risk. The securities markets are volatile and the market prices of the Financial Services Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. If the market prices of the securities owned by the Financial Services Fund fall, the value of your investment in the Financial Services Fund will decline. Volatility in the securities market may make it more difficult for the Financial Services Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Financial Services Fund and the net asset value (“NAV”) of its shares.
Tax risk. If positions held by the Financial Services Fund were treated as “straddles” for federal income tax purposes, or the Financial Services Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Financial Services Fund’s gains and losses with respect to straddle positions.
Valuation risk. The sales price the Financial Services Fund could receive for any particular portfolio investment may differ from the Financial Services Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Financial Services Fund shares on days when the Financial Services Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Financial Services Fund had not fair-valued the security or had used a different valuation methodology.
Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.
Investment Objective and Principal Investment Strategies of the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund
Investment Objective of the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund
The investment objective for both the Target Fund and the Acquiring Fund is to provide high total return consisting of capital appreciation and current income.
Principal Investment Strategies of the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund
The investment strategies for both the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund are as follows:
Each Fund invests in a mix of common stocks and other equity securities of U.S. companies of any market capitalization and fixed income securities which are primarily investment grade and may be of any maturity and any duration. Under normal circumstances, each Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. Each Fund may invest up to 25% (and generally less than 15%) in foreign securities, including those of issuers in emerging market countries. Each Fund emphasizes companies that offer both attractive investment opportunities and demonstrate an awareness of their impact on the society in which they operate.
The portfolio managers consider whether, relative to other companies in an industry, a company that meets these investment criteria is also sensitive to environmental and social issues related to its products, services, or methods of doing business.
Socially responsive factors considered are:
•Fair and reasonable employment practices, with due consideration of a diverse workforce
•Contributions to the general well-being of the citizens of its host communities and countries and respect for human rights
•Efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage with those environmental policies, practices and procedures that are currently acceptable, or are exhibiting improvement
•Exposure to fossil fuel real assets including oil, gas and coal
•Avoidance of investments in companies that:
    Information Statement/Prospectus    4

•Manufacture nuclear weapons or other weapons of mass destruction
•Derive more than 5% of their revenue from the production and sale of non-nuclear weaponry
•Derive more than 5% of their revenue from the production or sales of tobacco
The portfolio managers perform their own independent review of issuers based on the above factors and every investment each Fund makes is reviewed against these factors (excluding securities issued by the U.S. Government or its agencies). In conducting this review, portfolio managers will seek to understand the business profile of an issuer and to identify any concerns relating to the above factors relative to established industry norms. This review is a fundamental, qualitative analysis based on third-party data, publicly available information and issuer disclosures and is not based on any pre-established quantitative screens with respect to any particular data.
With respect to “fair and reasonable employment practices,” the portfolio managers will assess whether a company has public labor relations issues, such as lawsuits, workplace accidents, or union-related disputes. In considering a company’s “contribution to the general well-being of citizens,” the portfolio managers assess whether a company has existing conflicts or controversies with the communities or citizens thereof in which it operates. Similarly, in assessing whether a company’s business activities have a “negative impact,” the portfolio managers review whether a company has had disclosed or public controversies or conflicts with respect to its local environment.
Each Fund also assesses control of or exposure to fossil fuel real assets by evaluating a company’s ownership interest in oil, gas, and/or coal assets and to what degree the company’s business is dependent on the extraction, transportation, processing, and/or distribution of oil, gas, and/or coal. In making these assessments, the portfolio managers may review sources of revenue, capital expense, planned and implemented investments, company strategic direction or other relevant factors.
Socially responsive factors are not the exclusive considerations in investment decisions but companies that are not, in the view of the portfolio managers, satisfying the above factors -- or making efforts to satisfy the above factors -- consistent with applicable industry norms will not be purchased. These portfolio restrictions are based on the belief that a company will benefit from being socially responsive by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact.
The portfolio managers will use their best efforts to assess a company’s environmental and social performance. This means that there is no guarantee that the Adviser’s research process will uncover material factors that a company fails to disclose. This analysis will be based on a company’s present activities, and will not preclude securities solely because of past activities. The portfolio managers will monitor the related progress or deterioration of each company in which each Fund invests. The Adviser will sell a portfolio security that no longer meets the factors described above, but such a decision may also be based on the Adviser’s fundamental equity and fixed income research process.
Principal Investment Risks of the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund
Losing all or a portion of your investment is a risk of investing in the Funds. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears, and could affect the value of your investment.
The principal investment risks for both the Target Socially Responsive Fund and the Acquiring Socially Responsive Fund are as follows:
Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Socially Responsive Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline. If the Socially Responsive Fund enters into financial contracts (such as repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Socially Responsive Fund will be subject to the credit risk presented by the counterparty. In addition, the Socially Responsive Fund may incur expenses in an effort to protect the Socially Responsive Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Socially Responsive Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.
Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general
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economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls and speculation.
Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Socially Responsive Fund’s share price to be more volatile.
Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Socially Responsive Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.
Foreign investments and emerging market risk. The Socially Responsive Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Socially Responsive Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Socially Responsive Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. In addition to the lack of liquidity, as compared to domestic investments, emerging market investments also face risks related to market manipulation, limited reliable access to capital, political risk, atypical foreign investment structures, lack of shareholder rights and remedies, and incomplete or inaccurate auditing and reporting standards.
Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Socially Responsive Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.
Illiquid investment risk. Some assets held by the Socially Responsive Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Socially Responsive Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Socially Responsive Fund may be forced to sell at a loss.
Market risk. Financial market risks affect the value of individual instruments in which the Socially Responsive Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Socially Responsive Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Mortgage-Backed Securities and other Asset-Backed Securities risk. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities may be
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issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.
Asset-backed securities are securities backed by credit card receivables, automobile loans or other assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.
Residential Mortgage-Backed Securities (“RMBS”) risk. RMBS are subject to delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.
Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.
Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Socially Responsive Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Socially Responsive Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Socially Responsive Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Socially Responsive Fund may lose the amount of the premium paid in the event of prepayment.
Socially responsive criteria risk. The Socially Responsive Fund’s universe of investments may be smaller than that of other funds because of the Socially Responsive Fund’s socially responsive criteria. Socially responsive companies may underperform similar companies without socially responsive policies or the market as a whole. They may also fall out of favor with investors. The Socially Responsive Fund’s socially responsive criteria may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Socially Responsive Fund’s investment objective and investment strategies.
Socially responsive information from third-party data providers may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess a company’s socially responsive characteristics. Additionally, the third-party data providers may differ in the data they provide for a given company or industry, and such data may only take into account one of many socially responsive characteristics of a company.
Stock market and equity securities risk. The securities markets are volatile and the market prices of the Socially Responsive Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. If the market prices of the securities owned by the Socially Responsive Fund fall, the value of your investment in the Socially Responsive Fund will decline.
Volatility in the securities market may make it more difficult for the Socially Responsive Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Socially Responsive Fund and the NAV of its shares.
Valuation risk. The sales price the Socially Responsive Fund could receive for any particular portfolio investment may differ from the Socially Responsive Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the Socially Responsive Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Socially Responsive Fund had not fair-valued the security or had used a different valuation methodology.
    Information Statement/Prospectus    7

Investment Objective and Principal Investment Strategies of the Target Maryland Fund and the Acquiring Maryland Fund
Investment Objective of the Target Maryland Fund and the Acquiring Maryland Fund
The investment objective for both the Target Maryland Fund and the Acquiring Maryland Fund is to seek a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.
Principal Investment Strategies of the Target Maryland Fund and the Acquiring Maryland Fund
The investment strategies for both the Target Maryland Fund and the Acquiring Maryland Fund are as follows:
Each Fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade (that is securities rated in the Baa/BBB categories or above, or if unrated, determined to be of comparable credit quality by the Adviser). Each Fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal obligations, the interest of which is exempt from Maryland state and local taxes and is not considered an item of tax preference for the purpose of the federal alternative minimum tax (“AMT”) that is applicable to non-corporate investors.
Each Fund may invest in securities of any maturity. The portfolio managers anticipate that the dollar‑weighted average maturity for each Fund will be in the long-intermediate-term to long-term range (generally from 7 to 20 years) although, at times, depending on the portfolio managers’ market outlook, the average maturity may be somewhat longer or shorter than this. The tax consequences of trading activity are always considered.
The portfolio managers analyze each sector and issuer under consideration for the portfolio to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings.
Securities may be sold because their credit fundamentals have changed or in order to buy a security that the portfolio managers believe will produce greater risk-adjusted returns.
Each Fund is classified as “non-diversified” under the 1940 Act, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, each Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Principal Investment Risks of the Target Maryland Fund and the Acquiring Maryland Fund
Losing all or a portion of your investment is a risk of investing in the Funds. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears, and could affect the value of your investment.
The principal investment risks for both the Target Maryland Fund and the Acquiring Maryland Fund are as follows:
Credit risk. If an issuer or guarantor of a security held by the Maryland Fund or a counterparty to a financial contract with the Maryland Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. The Maryland Fund may invest a significant portion of its assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and may vary significantly from the state’s general obligations. They may also not be backed by the taxing power of the government unit that issued them.
Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Maryland Fund may experience a substantial or complete loss on an individual security.
Illiquid investment risk. Some securities held by the Maryland Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Maryland Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
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Market risk. Financial market risks affect the value of individual instruments in which the Maryland Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Maryland Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Market and interest rate risk. The market prices of the Maryland Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. These developments may also make it more difficult for the Maryland Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Maryland Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Maryland Fund and adversely affect the NAV of its shares.
Maryland municipal securities risk. The Maryland Fund focuses its investments on Maryland municipal securities and may be affected significantly by adverse economic or political developments or other events affecting Maryland obligors. Also, the Maryland Fund may be more volatile than a more geographically diverse fund.
Municipal securities risk. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In addition, some local jurisdictions have invested heavily in derivative instruments and may hold portfolios of uncertain valuation. These developments could reduce the value of all municipal securities or the securities of particular issuers or reduce the attractiveness of investing in municipal instruments as compared to taxable instruments. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.
Non-diversification risk. To the extent the Maryland Fund invests its assets in a smaller number of issuers, the Maryland Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect.
Sector focus risk. The Maryland Fund may focus a significant portion of its investments in a single sector of the municipal securities market. In doing so, the Maryland Fund is more susceptible to factors adversely affecting that sector than would be a fund not following this practice. In addition, the Maryland Fund may invest in securities issued by hospitals and other healthcare providers. Pressure to reduce expenses and to limit lengths of stay and significant changes in federal healthcare policies may adversely affect the financial health of some hospitals.
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Tax risk. The income on the Maryland Fund’s municipal securities could become subject to regular federal income or Maryland state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. The Maryland Fund may not be a suitable investment for IRAs, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
Valuation risk. The sales price the Maryland Fund could receive for any particular portfolio investment may differ from the Maryland Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the Maryland Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Maryland Fund had not fair-valued the security or had used a different valuation methodology.
Investment Objective and Principal Investment Strategies of the Target Variable Fund and the Acquiring Variable Fund
Investment Objective of the Target Variable Fund and the Acquiring Variable Fund
The investment objective for both the Target Fund and the Acquiring Fund is to seek capital appreciation and retention of net investment income.
Principal Investment Strategies of the Target Variable Fund and the Acquiring Variable Fund
The investment strategies for both the Target Variable Fund and the Acquiring Variable Fund are as follows:
Each Fund invests in a mix of common stocks and other equity securities of U.S. companies of any market capitalization and fixed income securities which are primarily investment grade and may be of any maturity and any duration. Under normal circumstances, each Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. Each Fund may also invest a portion of its assets in equity and debt securities of foreign issuers, including issuers in emerging market countries. Each Fund emphasizes companies that offer both attractive investment opportunities and demonstrate an awareness of their impact on the society in which they operate.
The portfolio managers consider whether, relative to other companies in an industry, a company that meets these investment criteria is also sensitive to environmental and social issues related to its products, services, or methods of doing business.
Socially responsive factors considered are:
•Fair and reasonable employment practices, with due consideration of a diverse workforce
•Contributions to the general well-being of the citizens of its host communities and countries and respect for human rights
•Efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage with those environmental policies, practices and procedures that are currently acceptable, or are exhibiting improvement
•Exposure to fossil fuel real assets including oil, gas and coal
•Avoidance of investments in companies that:
◦Manufacture nuclear weapons or other weapons of mass destruction
◦Derive more than 5% of their revenue from the production and sale of non-nuclear weaponry
◦Derive more than 5% of their revenue from the production or sales of tobacco
The portfolio managers perform their own independent review of issuers based on the above factors and every investment each Fund makes is reviewed against these factors (excluding securities issued by the U.S. Government or its agencies). In conducting this review, portfolio managers will seek to understand the business profile of an issuer and to identify any concerns relating to the above factors relative to established industry norms. This review is a fundamental, qualitative analysis based on third-party data, publicly available information and issuer disclosures and is not based on any pre-established quantitative screens with respect to any particular data.
With respect to “fair and reasonable employment practices,” the portfolio managers will assess whether a company has public labor relations issues, such as lawsuits, workplace accidents, or union-related disputes. In considering a company’s “contribution to the general well-being of citizens,” the portfolio managers assess whether a company has existing conflicts or controversies with the communities or citizens thereof in which it operates. Similarly, in assessing whether a company’s business activities have a “negative impact,” the portfolio managers review whether a company has had disclosed or public controversies or conflicts with respect to its local environment.
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Each Fund also assesses control of or exposure to fossil fuel real assets by evaluating a company’s ownership interest in oil, gas, and/or coal assets and to what degree the company’s business is dependent on the extraction, transportation, processing, and/or distribution of oil, gas, and/or coal. In making these assessments, the portfolio managers may review sources of revenue, capital expense, planned and implemented investments, company strategic direction or other relevant factors.
Socially responsive factors are not the exclusive considerations in investment decisions but companies that are not, in the view of the portfolio managers, satisfying the above factors -- or making efforts to satisfy the above factors -- consistent with applicable industry norms will not be purchased. These portfolio restrictions are based on the belief that a company will benefit from being socially responsive by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact.
Each Fund believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies that offer attractive long-term investment potential. Each Fund believes that actively addressing environmental and social issues can translate into sound business. Each Fund will use its best efforts to assess a company’s environmental and social performance. The Adviser will monitor the related progress or deterioration of each company in which each Fund invests. The Adviser will sell a portfolio security that no longer meets the factors described above, but such a decision may also be based on the Adviser’s fundamental equity and fixed income research process.
Principal Investment Risks of the Target Variable Fund and the Acquiring Variable Fund
Losing all or a portion of your investment is a risk of investing in the Funds. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears, and could affect the value of your investment.
The principal risks for the Target Variable Fund and Acquiring Variable Fund are as follows:
Cash management and defensive investing risk. The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk.
Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline. If the Fund enters into financial contracts (such as repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.
Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.
Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.
Foreign investments and emerging market risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed
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countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. In addition to the lack of liquidity, as compared to domestic investments, emerging market investments also face risks related to market manipulation, limited reliable access to capital, political risk, atypical foreign investment structures, lack of shareholder rights and remedies, and incomplete or inaccurate auditing and reporting standards.
Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.
Illiquid investment risk. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Mortgage-backed securities and other asset-backed securities risk. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.
Asset-backed securities are securities backed by credit card receivables, automobile loans or other assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.
Residential Mortgage-Backed Securities (“RMBS”) risk. RMBS are subject to delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.
Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.
Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.
Market risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the U.S. securities markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
    Information Statement/Prospectus    12

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Socially responsive criteria risk. The Fund’s universe of investments may be smaller than that of other funds because of the Fund’s socially responsive criteria. Socially responsive companies may underperform similar companies without socially responsiveness policies or the market as a whole. They may also fall out of favor with investors. The Fund’s socially responsive criteria may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Fund’s investment objective and investment strategies.
Socially responsive information from third-party data providers may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess a company’s socially responsive characteristics. Additionally, the third-party data providers may differ in the data they provide for a given company or industry, and such data may only take into account one of many socially responsive characteristics of a company.
Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Volatility in the securities markets may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Fund and the NAV of its shares.
Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.
Investment Restrictions of the Target Funds and the Acquiring Funds
The investment restrictions for each Target Fund and the corresponding Acquiring Fund are identical as outlined below.
Each of TAP Trust and AMP Trust (on behalf of the respective Funds) has adopted restrictions as fundamental policies, as outlined for each Fund below, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.
Each of TAP Trust and AMP Trust (on behalf of the respective Funds) has also adopted non-fundamental policies, as outlined for each Fund below, which may be changed by the TAP Board, with respect to the Target Fund, or the Board of Trustees of AMP Trust (the “AMP Board”), with respect to the Acquiring Fund, without shareholder approval upon 60 days’ prior written notice to shareholders.
1919 Financial Services Fund
Fundamental Investment Policies
Each Fund’s fundamental investment policies are as follows:
1.The Financial Services Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
2.The Financial Services Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
3.The Financial Services Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
    Information Statement/Prospectus    13

4.The Financial Services Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
5.The Financial Services Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
6.The Financial Services Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
7.The Financial Services Fund will not purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the Financial Services Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Financial Services Fund.
8.The Financial Services Fund is a “diversified company” as defined by the 1940 Act.
Non-Fundamental Investment Policy
Each Fund’s non-fundamental investment policy is as follows:
1.The Financial Services Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Financial Services Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act.
1919 Socially Responsive Fund
Fundamental Investment Policies
Each Fund’s fundamental investment policies are as follows:
1.The Socially Responsive Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
2.The Socially Responsive Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
3.The Socially Responsive Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
4.The Socially Responsive Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
5.The Socially Responsive Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
6.The Socially Responsive Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
7.Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Socially Responsive Fund may not make any investment if, as a result, the Socially Responsive Fund’s investments will be concentrated in any one industry.
8.The Socially Responsive Fund is a “diversified company” as defined by the 1940 Act.
    Information Statement/Prospectus    14

Non-Fundamental Investment Policy
Each Fund’s non-fundamental investment policy is as follows:
1.The Socially Responsive Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Socially Responsive Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act.
1919 Maryland Fund
Fundamental Investment Policies
Each Fund’s fundamental investment policies are as follows:
In addition to its fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in municipal obligations, the interest of which is exempt from Maryland state and local taxes and is not considered a tax preference item for purposes of the AMT, each of the Target Maryland Fund and Acquiring Maryland Fund also has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.
1.Borrowing: The Maryland Fund may not borrow money, except (i) in an amount not exceeding 33 1/3 % of the Maryland Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (ii) by entering into reverse repurchase agreements or dollar rolls;
2.Underwriting: The Maryland Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the Maryland Fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the Maryland Fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Maryland Fund may be considered to be an underwriter under the 1933 Act;
3.Loans: The Maryland Fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Maryland Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;
4.Senior Securities: The Maryland Fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;
5.Real Estate: The Maryland Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Maryland Fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;
6.Commodities: The Maryland Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Maryland Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;
7.Concentration: The Maryland Fund may not make any investment if, as a result, the Maryland Fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the Maryland Fund’s investment in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers. Municipal securities whose payments of interest and/or principal are dependent upon revenues from specific projects rather than general obligations, will be subject to this policy.
Non-Fundamental Investment Policies
Each Fund’s non-fundamental investment policies are as follows:
    Information Statement/Prospectus    15

1.Borrowing: The Maryland Fund will not borrow for investment purposes an amount in excess of 5% of its total assets.
2.Short Sales: The Maryland Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the Maryland Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward commitment or delayed delivery basis or other financial instruments.
3.Margin Purchases: The Maryland Fund may not purchase securities on margin, except that (i) the Maryland Fund may obtain such short-term credits as are necessary for the clearance of transactions and (ii) the Maryland Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.
1919 Variable Socially Responsive Fund
Fundamental Investment Policies
Each Fund’s fundamental investment policies are as follows:
1.The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
2.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
3.The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
4.The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
5.The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
6.The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
7.Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry (except that the Fund may invest without limit in obligations issued by banks which are defined as bank deposit instruments).
Non-Fundamental Investment Policy
Each Fund’s non-fundamental investment policy is as follows:
1.The Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act.
FEES AND EXPENSES
As an investor, shareholders pay fees and expenses to buy and hold shares of the Target Funds or the Acquiring Funds.
The fees and fees and expenses of each share class of a Target Fund and the same share class of its corresponding Acquiring Fund are identical. The Acquiring Funds are not operational and do not currently have assets. The information below shows the current fees and expenses for the Target Funds. The Target Maryland Fund and Target Variable Fund and the corresponding Acquiring Funds are subject to identical expense limitation arrangements, as described in the footnotes to the fee tables for those Funds below.
    Information Statement/Prospectus    16

As of the date of this Information Statement/Prospectus, the Target Financial Services Fund, the Target Socially Responsive Fund and the Target Maryland Fund have registered other share classes that have not commenced operations, and are not offered for purchase. This Information Statement/Prospectus relates only to Class A, Class C and Class I shares to be issued in the Reorganization for those Funds.
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Target Funds and the Acquiring Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Fees and Expenses of the Financial Services Fund, the Socially Responsive Fund and the Maryland Fund
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919ic family of funds. More information about these and other discounts is available from your financial intermediary (banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries) (each called a “Financial Intermediary”) and in Appendix C to this Information/Statement Prospectus.
Financial Services Fund

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%¹	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[2]	0.31%	0.28%	0.30%
Total Annual Fund Operating Expenses	1.36%	2.08%	1.10%
1    Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the “Contingent Deferred Sales Charges” (“CDSC”) section of this Information Statement/Prospectus.
2    Other expenses for the Acquiring Fund are based on other expenses for the Target Fund for the fiscal year ended December 31, 2022.
Example
This example is intended to help you compare the cost of investing in the Financial Services Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that you reinvest all distributions and dividends without a sales charge. The Example does not include the brokerage commissions that investors may pay on their purchases and sales of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	$706	$981	$1,277	$2,116
Class C (with redemption at end of period)	$311	$652	$1,119	$2,410
Class C (without redemption at end of period)	$211	$652	$1,119	$2,410
Class I (with or without redemption at end of period)	$112	$350	$606	$1,340
    Information Statement/Prospectus    17

Socially Responsive Fund

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%¹	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[2]	0.14%	0.12%	0.14%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.98%	1.71%	0.73%
1    Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the “Contingent Deferred Sales Charges” section of this Information Statement/Prospectus.
2    Other expenses for the Acquiring Fund are based on other expenses for the Target Fund for the fiscal year ended December 31, 2022.
3    Total Annual Fund Operating Expenses do not correlate to the “Gross Expenses” or “Net Expenses” provided in the Target Fund’s Financial Highlights because the Target Fund’s Financial Highlights do not include 0.01% that is attributed to acquired fund fees and expenses.
Example
This example is intended to help you compare the cost of investing in the Socially Responsive Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that you reinvest all distributions and dividends without a sales charge. The Example does not include the brokerage commissions that investors may pay on their purchases and sales of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	$669	$869	$1,086	$1,707
Class C (with redemption at end of period)	$274	$539	$928	$2,019
Class C (without redemption at end of period)	$174	$539	$928	$2,019
Class I (with or without redemption at end of period)	$75	$233	$406	$906

    Information Statement/Prospectus    18

Maryland Fund

Shareholder Fees (paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%¹	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.15%	0.70%	None
Other expenses[2]	0.40%	0.39%	0.42%
Total Annual Fund Operating Expenses	1.10%	1.64%	0.97%
Fees waived/expenses reimbursed[3]	-0.35%	-0.34%	-0.37%
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses	0.75%	1.30%	0.60%
1    Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the “Contingent Deferred Sales Charges” section of this Information Statement/Prospectus.
2    Other expenses for the Acquiring Fund are based on other expenses for the Target Fund for the fiscal year ended December 31, 2022.
3    1919ic has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, front-end or contingent deferred sales charges, portfolio transaction expenses, taxes, extraordinary expenses and acquired fund fees and expenses) in order to limit the total annual fund operating expenses of the Maryland Fund to 0.75% for Class A shares, 1.30% for Class C shares, and 0.60% for Class I shares (each, an “Expense Cap”). The Expense Cap for the Maryland Fund will remain in effect through at least April 30, 2025 for the Target Fund and the Acquiring Maryland Fund, and may be terminated only by the TAP Board with respect to the Target Maryland Fund or the AMP Board with respect to the Acquiring Maryland Fund. The Adviser may request recoupment from the Maryland Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Maryland Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense cap in place at the time such amounts were waived or paid and (2) the Maryland Fund’s Expense Cap at the time of the recoupment.
Example
This example is intended to help you compare the cost of investing in the Maryland Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense caps that are in place for the first year only) and that you reinvest all distributions and dividends without a sales charge. The Example does not include the brokerage commissions that investors may pay on their purchases and sales of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	$498	$727	$973	$1,678
Class C (with redemption at end of period)	$232	$484	$860	$1,915
Class C (without redemption at end of period)	$132	$484	$860	$1,915
Fees and Expenses of the Variable Fund
The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.
    Information Statement/Prospectus    19

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.79%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fees waived/expenses reimbursed[2]	-0.55%
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses[2,3]	0.90%
1    Other expenses for the Acquiring Fund are based on other expenses for the Target Fund for the fiscal year ended December 31, 2022.
2    1919ic has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, portfolio transaction expenses, taxes, extraordinary expenses and acquired fund fees and expenses) in order to limit the total annual fund operating expenses of the Variable Fund to 0.89% (the “Expense Cap”). The Expense Cap for the Variable Fund will remain in effect through at least April 30, 2025 for the Target Variable Fund and the Acquiring Variable Fund, and may be terminated only by the TAP Board with respect to the Target Variable Fund or AMP Board with respect to the Acquiring Variable Fund. The Adviser may request recoupment from the Variable Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Variable Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense cap in place at the time such amounts were waived or paid and (2) the Variable Fund’s Expense Cap at the time of the recoupment.
3    Total Annual Fund Operating Expenses do not correlate to the “Gross Expenses” or “Net Expenses” provided in the Target Fund’s Financial Highlights because the Target Fund’s Financial Highlights do not include 0.01% that is attributed to acquired fund fees and expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense caps that are in place for the first year only) and that you reinvest all distributions and dividends without a sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1 year	3 years	5 years	10 years
With or without redemption at end of period	$92	$405	$740	$1,688
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. The following table shows the Target Funds’ portfolio turnover rates during the fiscal year ended December 31, 2022. The Acquiring Funds are expected to have similar portfolio turnover rates.

Target Fund	Year Ended December 31, 2022
Target Financial Services Fund	4%
Target Socially Responsive Fund	13%
Target Maryland Fund	33%
Target Variable Fund	12%
    Information Statement/Prospectus    20

PERFORMANCE HISTORY
For the Reorganizations, each Acquiring Fund will be the surviving legal entity, and will adopt the accounting history of the corresponding Target Fund. As a result, the Acquiring Funds will assume the financial and performance history of the Target Funds when the Reorganizations close.
The bar charts show performance of the class of shares indicated for each Target Fund from year to year. The tables below illustrate how each Target Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance. The bar charts do not reflect the impact of sales charges, which, if reflected, would lower the returns. The tables include deduction of applicable sales charges. In addition, the performance calculations for the Target Variable Fund do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance for the Target Variable Fund would have been lower. A Target Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information, is posted on the Funds’ website at www.1919funds.com or by calling the Funds toll-free at 1‑844‑828‑1919.
Target Financial Services Fund - Class I
The performance of shares of the Target Financial Services Fund for the period prior to November 7, 2014 reflects the performance of the Legg Mason Investment Counsel Financial Services Fund (the “Predecessor Fund”). The Target Financial Services Fund acquired the assets and assumed the liabilities of the Predecessor Fund that had used substantially similar investment strategies. At completion of the reorganization on November 7, 2014, Class A, Class C, and Class I of the Target Financial Services Fund assumed the performance, financial and other historical information of the Predecessor Fund’s corresponding class of shares.
Calendar Year Total Returns
Calendar Year Ended December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2020	33.37%
Lowest Return Quarter	03/31/2020	-32.81%
The year-to-date return for Class I shares of the Target Financial Services Fund as of September 30, 2023 was -12.48%.

Average Annual Total Returns (for periods ended December 31, 2022)
Target Financial Services Fund	1 year	5 years	10 years
Class I
Return before taxes	-13.71%	4.64%	11.36%
Return after taxes on distributions	-14.23%	3.71%	10.51%
Return after taxes on distributions and sale of fund shares	-7.73%	3.56%	9.31%
Other Classes (Return before taxes only)
Class A	-18.92%	3.12%	10.34%
Class C	-15.40%	3.60%	10.23%
    Information Statement/Prospectus    21

Average Annual Total Returns (for periods ended December 31, 2022)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)	-10.53%	6.41%	12.16%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown only for Class I shares. After-Tax returns for other share classes will vary to the extent they have different expenses.
Target Socially Responsive Fund - Class A
The performance of shares of the Target Socially Responsive Fund for the period prior to November 7, 2014, reflects the performance of the Legg Mason Investment Counsel Social Awareness Fund (the “Predecessor Fund”). The Target Socially Responsive Fund acquired the assets and assumed the liabilities of the Predecessor Fund that had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class C, and Class I of the Target Socially Responsive Fund assumed the performance, financial and other historical information of the Predecessor Fund’s shares.
Calendar Year Total Returns
Calendar Year Total Return as of December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	06/30/2020	16.02%
Lowest Return Quarter	06/30/2022	-13.46%
The year-to-date return for Class A shares of the Target Socially Responsive Fund as of September 30, 2023 was 7.49%.
    Information Statement/Prospectus    22

Average Annual Total Returns (for periods ended December 31, 2022)
Target Socially Responsive Fund	1 year	5 years	10 years
Class A
Return before taxes	-24.60%	5.58%	7.35%
Return after taxes on distributions	-24.64%	5.17%	6.04%
Return after taxes on distributions and sale of fund shares	-14.53%	4.28%	5.56%
Other Classes (Return before taxes only)
Class C	-21.41%	6.09%	7.22%
Class I	-19.82%	7.15%	8.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
Blended S&P 500 Index (70%) and Bloomberg US Aggregate Bond Index (30%) (reflects no deduction for fees, expenses or taxes)	-16.33%	6.86%	9.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown only for Class A shares. After-Tax returns for other share classes will vary to the extent they have different expenses.
Target Maryland Fund - Class A
The performance of shares of the Target Maryland Fund for the period prior to November 7, 2014, reflects the performance of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Predecessor Fund”). The Target Maryland Fund acquired the assets and assumed the liabilities of the Predecessor Fund, which had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class C, and Class I of the Target Maryland Fund assumed the performance, financial and other historical information of the Predecessor Fund’s corresponding class of shares.
Calendar Year Total Returns
Calendar Year Total Return as of December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2022	2.56%
Lowest Return Quarter	03/31/2022	-3.81%
    Information Statement/Prospectus    23

The year-to-date return for Class A shares of the Target Maryland Fund as of September 30, 2023 was -1.36%.

Average Annual Total Returns (for periods ended December 31, 2022)
Target Maryland Fund	1 year	5 years	10 years
Class A
Return before taxes	-10.05%	-0.11%	0.73%
Return after taxes on distributions	-10.06%	-0.13%	0.71%
Return after taxes on distributions and sale of fund shares	-5.29%	0.42%	1.17%
Other Classes (Return before taxes only)
Class C	-7.50%	0.21%	0.61%
Class I	-5.91%	0.92%	1.32%
Bloomberg U.S. Municipal Index (reflects no deduction for fees, expenses or taxes)	-8.53%	1.25%	2.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown only for Class A shares. After-Tax returns for other share classes will vary to the extent they have different expenses.
Target Variable Fund
The performance of shares of the Target Variable Fund for the period prior to November 7, 2014, reflects the performance of the Legg Mason Partners Investment Counsel Variable Social Awareness Portfolio (the “Predecessor Fund”). The Target Variable Fund acquired the assets and assumed the liabilities of the Predecessor Fund, which had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, the Target Variable Fund assumed the performance, financial and other historical information of the Predecessor Fund’s Shares.
Calendar Year Total Returns
Calendar Year Total Return as of December 31,

Highest Return and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	06/30/2020	17.41%
Lowest Return Quarter	06/30/2022	-13.91%
The year-to-date return for the Target Variable Fund as of September 30, 2023 was 7.62%.
    Information Statement/Prospectus    24

Average Annual Total Returns (for periods ended December 31, 2022)
	1 year	5 years	10 years
Target Variable Fund	-20.94%	7.65%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-13.01%	0.02%	1.06%
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%) (reflects no deduction for fees, expenses or taxes)	-16.33%	6.86%	9.22%

MANAGEMENT OF THE FUNDS
Investment Adviser
1919 Investment Counsel, LLC is the investment adviser to the Target Funds and the Acquiring Funds and is located at One South Street, Suite 2500, Baltimore, Maryland, 21202. The Adviser is an SEC registered investment advisory firm. The Adviser provides customized investment counsel to individuals, family groups and institutions and seeks to maximize performance while managing risk through an investment discipline that is supported by fundamental research and dedicated resources. As of September 30, 2023, the Adviser had assets under management of approximately $19.8 billion.
The Target Funds and the Acquiring Funds have each entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser is responsible for day-to-day management of each Fund in accordance with its investment objective and policies. The Adviser provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.
The Target Funds and the Acquiring Funds have identical management fees. As compensation for its services, each Fund pays 1919ic a monthly advisory fee at the annual rate shown in the table below, based on the corresponding Fund’s average daily net assets.

Fund	Management/Advisory Fee Rate
Financial Services Fund	0.80%
Socially Responsive Fund	0.65% of the Fund’s average daily net assets up to and including $100 million;
0.61% of assets in excess of $100 million and up to and including $200 million;
0.51% of assets in excess of $200 million and up to and including $300 million; and
0.46% of assets in excess of $300 million
Maryland Fund	0.55%
Variable Fund
0.65% of the Fund’s average daily net assets up to and including $100 million;
0.61% of assets in excess of $100 million and up to and including $200 million
0.51% of assets in excess of $200 million and up to and including $300 million; and
0.46% of assets in excess of $300 million

For the fiscal year ended December 31, 2022, the Adviser received an aggregate fee as a percentage of average net assets, after fee waivers, if any, for its services to each Target Fund, as shown in the table below.

Fund	Management/Advisory Fee Rate
Financial Services Fund	0.80%
Socially Responsive Fund	0.58%
Maryland Fund	0.22%
Variable Fund	0.65%
Additionally, for the Target Funds and the Acquiring Funds, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) in order to limit the total annual fund operating expenses of the Funds to the amounts shown
    Information Statement/Prospectus    25

in the following table. The Expense Cap for each Fund will remain in effect through at least April 30, 2025. The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of the recoupment. Each Target Fund and Acquiring Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of fees waived and/or expenses reimbursed.

Fund	Class A Expense Cap	Class C Expense Cap	Class I Expense Cap
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%
Maryland Fund	0.75%	1.30%	0.60%
	Expense Cap
Variable Fund	0.89%
A discussion regarding the AMP Board’s basis for approving the investment advisory agreement for the Acquiring Funds will be included in the Acquiring Funds’ annual report to shareholders for the fiscal year ending December 31, 2023.
Portfolio Managers
Financial Services Fund. Mr. Charles King, CFA, and Mr. John Helfst are the portfolio managers of the Financial Services Fund.
•Mr. King, a portfolio manager at 1919ic since 1998 and 1919ic’s chief investment officer since January 2011, leads 1919ic’s Philadelphia office and manages investment portfolios for individual and institutional clients. Before joining 1919ic, he was a senior portfolio manager at CoreStates Family Wealth Group.
•Mr. Helfst, a Financial Services Research Analyst at 1919 since June 2022, has more than 26 years of experience focused on financial services and real estate. Prior to joining 1919 he was a financial services research analyst and portfolio manager at Voya (formerly ING) Investment Management since 2015.
Socially Responsive Fund. Mr. Ronald T. Bates, Ms. Aimee M. Eudy, Mr. Robert Huesman, and Ms. Alison Bevilacqua are the portfolio managers of the Socially Responsive Fund.
•Mr. Bates, a managing director and portfolio manager at 1919ic since 1997, leads 1919ic’s Cincinnati office, oversees 1919ic’s Responsible Investing team and manages investment portfolios for individual and institutional clients. As the lead portfolio manager, Mr. Bates manages the equity portion of the Fund. Before joining 1919ic, he was a vice president and director of portfolio management at Fifth Third Trust and Investment Advisors.
•Ms. Eudy, a portfolio manager and credit analyst at 1919ic, joined 1919ic in 2003. Ms. Eudy manages the fixed income portion of the Fund. She manages taxable fixed income investment portfolios for institutional clients and performs corporate credit analysis.
•Mr. Huesman, a portfolio manager at 1919ic, joined a predecessor of 1919ic in 2007. Mr. Huesman manages the equity portion of the Fund as well as investment portfolios for individual and institutional clients.
•Ms. Bevilacqua, a portfolio manager and principal at 1919ic, joined a predecessor of 1919ic in 1996. She specializes in corporate responsibility and ESG research.
Maryland Fund. Mr. R. Scott Pierce and Ms. Lauren F. Webb, CFA are the portfolio managers of the Maryland Fund.
•Mr. R. Scott Pierce is a portfolio manager of the Maryland Fund and is a portfolio manager and the Head of the Fixed Income Group at 1919ic. He joined a predecessor to 1919ic in 1994. Mr. Pierce manages municipal securities portfolios for individual and institutional clients.
•Ms. Lauren F. Webb, CFA, is a portfolio manager of the Maryland Fund. Ms. Webb joined 1919ic in 2012. Ms. Webb manages both municipal and corporate fixed income strategies.
Variable Fund. Mr. Ronald T. Bates and Ms. Aimee T. Eudy are portfolio managers of the Variable Fund. As the lead portfolio manager, Mr. Bates manages the equity portion of the Variable Fund. Ms. Eudy manages the fixed income portion of the Variable Fund.
    Information Statement/Prospectus    26

•Mr. Bates, a managing director and portfolio manager at 1919ic since 1997, leads 1919ic’s Cincinnati office, oversees the firm’s Responsible Investing team and manages investment portfolios for individual and institutional clients. As the lead portfolio manager, Mr. Bates manages the equity portion of the Fund. Before joining 1919ic, he was a vice president and director of portfolio management at Fifth Third Trust and Investment Advisors.
•Ms. Eudy, a portfolio manager and credit analyst at 1919ic, joined 1919ic in 2003. Ms. Eudy manages the fixed income portion of the Variable Fund. She manages taxable fixed income investment portfolios for institutional clients and performs corporate credit analysis.
•Mr. Huesman, a portfolio manager at 1919ic, joined a predecessor of 1919ic in 2007. Mr. Huesman manages the equity portion of the Variable Fund as well as investment portfolios for individual and institutional clients.
•Ms. Bevilacqua, a portfolio manager and principal at 1919ic, joined a predecessor of 1919ic in 1996. She specializes in corporate responsibility and ESG research.
The SAIs for the Target Funds and Acquiring Funds provide additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership in the Funds.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Funds are sold at the NAV per share which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.
When determining NAV, the value of a Fund’s portfolio investments is based on readily available market quotations, which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by an independent pricing service and evaluated by the Adviser. If a market quotation is not readily available or does not otherwise accurately reflect the value of an investment, an investment will be valued by another method that the Adviser believes reflects fair value in accordance with the Trust’s valuation policies and the Adviser’s related procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, a Fund’s NAV may reflect certain portfolio investments’ fair values rather than their market prices.
Fair value pricing involves subjective judgments, and it is possible that a fair value determination for an investment will materially differ from the value that could be realized upon the sale of the investment.
Fair value pricing may be applied to non-U.S. investments. The trading hours for most non-U.S. investments end prior to the close of the NYSE, the time that each Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. investments when non-U.S. markets open on the following business day. If such events occur, each Fund may value non-U.S. investments at fair value, taking into account such events, when it calculates its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.
Other types of investments that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid investments, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.
If a Fund has portfolio investments that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
Shareholder Information for the Financial Services Fund, the Socially Responsive Fund and the Maryland Fund
    Information Statement/Prospectus    27

Choosing a Class of Shares to Buy
For the variations applicable to shares offered through specific Financial Intermediaries, please see Appendix C to this Information Statement/Prospectus – Financial Intermediary Sales Charge Variations (“Appendix C”). All variations described in Appendix C are applied by the identified Financial Intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix C should read the terms and conditions of Appendix C carefully. A variation that is specific to a particular Financial Intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your Financial Intermediary with respect to any variations listed in Appendix C.
Investors not purchasing directly from the Funds may purchase shares through a Financial Intermediary. Please note that if you are purchasing shares through a Financial Intermediary, your Financial Intermediary may not offer all classes of shares. Financial Intermediaries making Fund shares available to their clients determine which share class(es) to make available. Your Financial Intermediary may receive different compensation for selling one class of shares than for selling another class, which may depend on, among other things, the type of investor account and the practices adopted by your Financial Intermediary. Certain Financial Intermediaries may impose their own investment fees and practices for purchasing and selling Fund shares, which are not described in this Information Statement/Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the Financial Intermediary. Consult a representative of your Financial Intermediary about the availability of Fund shares and the Financial Intermediary’s practices and other information.
Individual investors investing through a Financial Intermediary may be eligible to invest in Class I or Class R shares, if such Financial Intermediary is acting solely as an agent on behalf of its customers pursuant to an agreement with the Funds’ distributor and such investor’s shares are held in an omnibus account on the books of the Funds. Please contact your Financial Intermediary for more information.
Please note that the Funds do not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Class I shares and Class R shares. However, if you purchase Class I shares through a Financial Intermediary acting solely as an agent on behalf of its customers pursuant to an agreement with the Funds’ distributor, that Financial Intermediary may charge you a commission in an amount determined and separately disclosed to you by the Financial Intermediary. Because the Funds are not a party to any commission arrangement between you and your Financial Intermediary, any purchases and redemptions of Class I shares will be made by the Funds at the applicable net asset value (before imposition of the sales commission). Any commissions charged by a Financial Intermediary are not reflected in the fees and expenses listed in the fee table or expense example in this Information Statement/Prospectus nor are they reflected in the performance in the bar chart and table in this Information Statement/Prospectus because these commissions are not charged by the Funds. Class I shares may also be available on certain brokerage platforms. An investor transacting Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Individual investors can generally invest in Class A and Class C shares. Individual investors who invest directly with a Fund and who meet the $1,000,000 minimum initial investment requirement may purchase Class I shares. (Individual investors who held Class I shares of the Financial Services Fund prior to November 20, 2006 are permitted to make additional investments in Class I shares.)
Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them. Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.
When choosing which class of shares to buy, you should consider:
•How much you plan to invest
•How long you expect to own the shares
•The expenses paid by each class detailed in the fee table and example at the front of this Information Statement/Prospectus
•Whether you qualify for any reduction or waiver of sales charges
•Availability of share classes
When choosing between Class A and Class C shares, you should be aware that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.
    Information Statement/Prospectus    28

Each class of shares is authorized to pay fees for recordkeeping services to Financial Intermediaries. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.
You may buy shares:
•Through a Financial Intermediary. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•Directly from the Funds
Your Financial Intermediary may provide shareholder services that differ from the services provided by other Financial Intermediaries. Services provided by your Financial Intermediary may vary by class. You should ask your Financial Intermediary to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Financial Intermediary may receive different compensation depending on the share class in which you invest.
Your Financial Intermediary may not offer all classes of shares. You should contact your Financial Intermediary for further information.
•Fund imposed sales charges and waivers include the following:
•Front-end sales charges that apply to the purchase of Class A shares
•Contingent deferred sales charges that apply to the redemption of Class C shares and certain Class A shares
•Qualifying for lower sales charges on Class A shares
•Qualifying for a sales load waiver
Comparing the Funds’ Classes
The following table compares key features of the Funds’ classes. You should review the fee table and example at the front of this Information Statement/Prospectus carefully before choosing your share class. Your Financial Intermediary can help you choose a class that may be appropriate for you. Class FI and Class R shares are not currently offered. Your Financial Intermediary may receive different compensation depending upon which class you choose.
    Information Statement/Prospectus    29

	Key features	Front-end sales charge	Contingent deferred sales charge	Annual distribution and service fees
Class A	•Front-end sales charge •You may qualify for reduction or waiver of front-end charge •Generally lower annual expenses than Class C	Up to 5.75% (Up to 4.25% for the Maryland Fund); reduced or waived for large purchases and
certain investors. No
charge for purchases of
		$1 million or more (for additional waiver information, see “Waivers of front-end charges for certain Class A investors” section)	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase; waived for certain investors (for additional waiver information, see “Contingent deferred sales charge waivers”)	0.25% (0.15% for the Maryland Fund) of average daily net assets
Class C
•No front-end sales charge
•Contingent deferred sales charge for only 1 year
•Does not convert to Class A
•Generally higher annual expenses than Class A
•Purchases of $1 million or more of Class C shares will be rejected. Your Financial Intermediary is responsible for placing individual purchases of $1 million or more into Class I shares of the Fund
		None	1.00% if you redeem within 1 year of purchase; waived for certain investors (for additional waiver information, see “Contingent deferred sales charge waivers”)	1.00% (0.70% for the Maryland Fund) of average daily net assets
Class I	•No front-end or contingent deferred sales charge •Only offered to institutional and other eligible investors •Generally lower annual expenses than all classes	None	None	None
Sales Charges
You can find information about sales charges and breakpoints on the Funds’ website at www.1919funds.com and in the SAI, which is also available on the website free of charge. For the sales charge variations applicable to shares offered through specific Financial Intermediaries, please see Appendix C.
Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Funds’ distributions or dividends that you reinvest in additional Class A shares.
The tables below show the rate of sales charge you pay, depending on the amount you purchase. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy Class A shares from a Financial Intermediary. Such Financial Intermediaries will receive the sales charge imposed on purchases of Class A shares and will retain the full amount of such sales charge. Financial Intermediaries will receive a Rule 12b-1 distribution and service fee payable on Class A shares at an annual rate of up to 0.25% (0.15% for the Maryland Fund) of the average daily net assets represented by the Class A shares serviced by them. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

Financial Services and Socially Responsive Funds
Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than $25,000	5.75	6.10	5.75
    Information Statement/Prospectus    30

Financial Services and Socially Responsive Funds
Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
$25,000 but less than $50,000	5.00	5.26	5.00
$50,000 but less than $100,000	4.50	4.71	4.50
$100,000 but less than $250,000	3.50	3.63	3.50
$250,000 but less than $500,000	2.50	2.56	2.50
$500,000 but less than $750,000	2.00	2.04	2.00
$750,000 but less than $1 million	1.50	1.52	1.50
$1 million but less than $5 million[1]	-0-	-0-	1.00
$5 million but less than $15 milion[1]	-0-	-0-	0.50
$15 million but less than $1billion[1]	-0-	-0-	0.25
1 A Financial Intermediary may be paid a commission of up to 1.00% on Fund purchases of $1 million or more. Starting in the thirteenth month after purchase, the annual 12b-1 distribution and service fee of up to 0.25% will be paid to the Financial Intermediary. The Financial Intermediary will start receiving the annual 12b-1 distribution and service fee immediately if no commission is paid at purchase. Please contact your Financial Intermediary for more information.

Maryland Fund
Amount of investment ($)	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
Less than $100,000	4.25	4.44	4.25
$100,000 but less than $250,000	3.50	3.63	3.50
$250,000 but less than $500,000	2.50	2.56	2.50
$500,000 but less than $750,000	2.00	2.04	2.00
$750,000 but less than $1 million	1.50	1.52	1.50
$1 million but less than $5 million[1]	-0-	-0-	1.00
$5 million but less than $15 million[1]	-0-	-0-	0.50
$15 million but less than $1 billion[1]	-0-	-0-	0.25
1 A Financial Intermediary may be paid a commission of up to 1.00% for purchase amounts of $1 million or more. Starting in the thirteenth month after purchase, the annual 12b-1 distribution and service fee of up to 0.15% will be paid to the Financial Intermediary. Prior to the thirteenth month, this fee will be retained by the Fund. The Financial Intermediary will start receiving the annual 12b-1 distribution and service fee immediately if no commission is paid at purchase. Please contact your Financial Intermediary for more information.
Investments of $1,000,000 or more
You do not pay a front-end charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase, you will pay a Contingent Deferred Sales Charge (“CDSC”) of 1.00%. Any CDSC is based on the original cost of the shares or the current market value, whichever is less.
Qualifying for a reduced Class A sales charge
There are several ways you can combine multiple purchases of Class A shares of the Funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase Fund shares, you must inform your Financial Intermediary if you are eligible for a letter of intent or a right of accumulation and if you own shares of other Funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.
Rights of Accumulation (“ROA”) – You may combine your new purchase of Class A shares with Class A shares you currently own for the purpose of qualifying for the lower front-end charge rates that apply to larger purchases. The applicable sales charge for the new
    Information Statement/Prospectus    31

purchase is based on the total of your current purchase and the current value, calculated using the current day public offering price of all other shares you own. You may also combine the account value of your spouse and children under the age of 21. Only the shares held at the intermediary or the transfer agent at which you are making the current purchase can be used for the purposes of a lower sales charge based on Rights of Accumulation.
If you hold Fund shares in accounts at two or more Financial Intermediaries, please contact your Financial Intermediaries to determine which shares may be combined.
Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.
Letter of Intent (“LOI”) – By signing an LOI you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of 1919 Funds Class A shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.
If you establish an LOI with 1919 Funds you can aggregate your accounts as well as the accounts of your spouse and children under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. Only the accounts held at the Financial Intermediary or the Transfer Agent at which you are making the purchase can be used toward fulfillment of the LOI.
Reinstatement Privileges – If you sell Class A shares of a Fund and withdraw your money from that Fund, you may reinstate into the same account, within 365 days of the date of your redemption, without paying a front-end sales charge if you paid a front-end sales charge when you originally purchased your shares. For purposes of a CDSC, if you paid a CDSC when you sold your shares, you would be credited with the amount of the CDSC proportional to the amount reinvested. Reinstated shares will continue to age, as applicable, from the date that you bought your original shares. This privilege can be used only once per calendar year per account. Contact your Financial Intermediary, or for direct shareholders, call the Transfer Agent at 1‑844‑828-1919, for additional information.
You must identify and provide information to the Fund or your Financial Intermediary, as applicable, regarding your historical purchases and holdings, and you should also retain any records necessary to substantiate historical transactions and costs because the Funds, their transfer agent, and Financial Intermediaries will not be responsible for providing this information.
For the sales charge variations applicable to shares offered through specific Financial Intermediaries, please see Appendix C.
Waivers of front-end charges for certain Class A investors
Class A front-end charges are waived for the following types of investors, including:
•Investors purchasing shares directly though the Fund
•Employees of Financial Intermediaries
•Those who qualify for the Reinstatement Privilege as discussed above
•Trustees and officers of any 1919 Investment Counsel -sponsored fund
•Employees of 1919 Investment Counsel and its subsidiaries
•Investors who rollover fund shares from a qualified retirement plan into an IRA administered on the same retirement plan platform
•Purchases by separate accounts used to fund unregistered variable annuity contracts
•Purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Fund sold by the Adviser that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund as described in “Qualifying for a reduced Class A sales charge,” “Reinstatement Privileges” section of the Prospectus, provided the reinvestment is made within 365 calendar days of the redemption
•Purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions
    Information Statement/Prospectus    32

•Purchases by direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name.
Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your Financial Intermediary. Investors should consult their financial advisor for further information.
If you qualify for a waiver of the Class A front-end sales charge, you must notify your Financial Intermediary or the Funds at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the front-end charge waiver. For the sales charge variations applicable to shares offered through specific Financial Intermediaries, please see Appendix C.
Class C shares
Class C shares may be purchased only through Financial Intermediaries. Class C shares of the Funds are offered without a front-end charge. This means that 100% of your initial investment is placed into shares of the applicable Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for shareholder servicing and distribution-related activities with respect to the applicable Fund. Over time, fees paid under the distribution and service plans will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. Additionally, investors are subject to a contingent deferred sales charge of 1.00% for Class C shares if shares are redeemed within 12 months after purchase. Any applicable CDSC is based on the lesser of the original purchase cost or the current market value of the shares being redeemed. The minimum initial investment for Class C Shares is $1,000 and the subsequent investment minimum is $50. No order for Class C Shares of any Fund may exceed $1,000,000.
Financial Intermediaries selling Class C shares generally are paid a commission of up to 1.00% (0.75% for the Maryland Fund) of the purchase price of the Class C shares they sell. Financial Intermediaries will receive Rule 12b-1 distribution and service fee payments of up to 1.00% (0.70% for the Maryland Fund) of the average daily net assets represented by the Class C shares serviced by them following the first year of purchase.
If you sell (redeem) Class C shares of a Fund and withdraw your money from a Fund, you may reinstate into the same account, within 365 days of the date of your redemption, without paying either a front-end sales charge if you paid a front-end sales charge when you originally purchased your share or a CDSC if you paid a CDSC when you sold your shares. For purposes of the CDSC, you would be credited with the amount of the CDSC proportional to the amount reinvested. Reinstated shares will continue to age, as applicable, from the date that you bought your original shares. This privilege can be used only once per calendar year per account. Contact your Financial Intermediary for additional information. You must identify and provide information to the Fund or your Financial Intermediary, as applicable, regarding your historical purchases and holdings, and you should also retain any records necessary to substantiate historical transactions and costs because the Funds, their transfer agent, and Financial Intermediaries will not be responsible for providing this information.
Class C shares will be converted to Class A shares after the shares have been held for 8 years from the purchase date. It is the responsibility of the Financial Intermediary and not the Funds, the Transfer Agent, Distributor or the Adviser to ensure that you are credited with the proper holding period. If your Financial Intermediary does not have records verifying that your shares have been held for at least 8 years, your Financial Intermediary may not convert your Class C shares to Class A shares. Group retirement plans held in an omnibus record keeping platform through a Financial Intermediary that does not track participant-level share lot aging may not convert Class C shares to Class A shares. Please contact your Financial Intermediary for more information.
Class I shares
You buy Class I shares at net asset value with no front-end charge and no contingent deferred sales charge when redeemed. Class I shares are not subject to any distribution and service fees. However, if you purchase Class I shares through a Financial Intermediary acting solely as an agent on behalf of its customers pursuant to an agreement with the Fund’s distributor, the Financial Intermediary may charge you a commission in an amount determined and separately disclosed to you by the Financial Intermediary.
Class I shares may also be available on certain brokerage platforms. An investor transacting Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Contingent Deferred Sales Charges
The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.
In addition, you do not pay a contingent deferred sales charge:
•When you exchange shares for shares of another 1919 Fund
    Information Statement/Prospectus    33

•On shares representing reinvested distributions and dividends
•On shares no longer subject to the contingent deferred sales charge
Each time you place a request to redeem shares, the Funds will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.
If you redeem shares of a Fund and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 365 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please see “Reinstatement Privileges” section above.
Contingent deferred sales charge waivers
The contingent deferred sales charge for each share class will be waived:
On payments made through certain systematic withdrawal plans
On distributions from eligible Retirement Plans as defined under “Retirement and Institutional Investors – Eligible Investors”, “Retirement Plans” section below.
On redemptions in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the Distributor or the Adviser
•For Retirement Plans with omnibus accounts held on the books of the Funds
•For involuntary redemptions of small account balances
•For 12 months following the death or disability of a shareholder (as defined in the Code)
•For mandatory post-retirement distributions from retirement plans or IRAs
•For tax-free returns of an excess contribution to any retirement plan
To have your contingent deferred sales charge waived, you or your Financial Intermediary must let the Funds know at the time you redeem shares that you qualify for such a waiver.
Retirement and Institutional Investors — Eligible Investors
Retirement Plans
“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.
Retirement Plans with omnibus accounts held on the books of the Fund can generally invest in Class A, Class C, Class FI, Class R and Class I shares.
Investors who rollover Fund shares from a Retirement Plan into an IRA administered on the same retirement plan platform may hold, purchase and exchange shares of the Funds to the same extent as the applicable Retirement Plan.
Although Retirement Plans with omnibus accounts held on the books of the Funds are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a Financial Intermediary. The Financial Intermediary may impose certain additional requirements. Please contact your Financial Intermediary for more information.
Other Retirement Plans
“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the Funds that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.
“Other Retirement Plans” do not include arrangements whereby an investor would rollover Fund shares from a Retirement Plan into an IRA administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”
Other Retirement Plan investors can generally invest in Class A, Class C and Class I shares. Individual retirement vehicles may also choose between these share classes.
    Information Statement/Prospectus    34

Clients of Eligible Financial Intermediaries
“Clients of Eligible Financial Intermediaries” are investors who invest in the Funds through Financial Intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii)  offer Class A, Class FI, Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The Financial Intermediary may impose separate investment minimums.
Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R or Class I shares. Class A and Class C shares of the Funds may convert to Class I shares by participants in the Eligible Investment Programs.
Institutional Investors
“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The Financial Intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.
Institutional Investors may invest in Class I shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A and Class C shares, which have different investment minimums, fees and expenses.
Class A shares — Retirement Plans
Retirement Plans may buy Class A shares. Under programs for current and prospective Retirement Plan investors sponsored by Financial Intermediaries, the front-end charge and contingent deferred sales charge for Class A shares are waived where:
•Such Retirement Plan’s record-keeper offers only load-waived shares,
•Fund shares are held on the books of a Fund through an omnibus account
Financial Intermediaries selling Class A shares to Retirement Plans with a direct omnibus relationship with the Funds will not be paid a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, the Financial Intermediary may be paid a commission of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Financial Intermediary for more information.
Class C shares — Retirement Plans
Retirement Plans with omnibus accounts held on the books of the Funds may buy Class C shares at net asset value without paying a contingent deferred sales charge. 1919ic does not pay Financial Intermediaries selling Class C shares to Retirement Plans with omnibus accounts held on the books of a Fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, these Financial Intermediaries may be paid an annual distribution and service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them. Please see the SAI for more details.
Class I shares
Class I shares are offered only to Institutional Investors and individual investors (investing directly with the Funds) who meet the $1,000,000 minimum initial investment requirement, Retirement Plans with omnibus accounts held on the books of the Funds and certain rollover IRAs, Clients of Eligible Financial Intermediaries, investors investing through a Financial Intermediary acting solely as agent on behalf of its customers pursuant to an agreement with the Fund’s distributor, and other investors authorized by 1919ic. (Individual investors who held Class I shares of the Financial Services Fund prior to November 20, 2006 are permitted to make additional investments in Class I shares.) Certain waivers of these requirements for individuals associated with the Fund are discussed in the SAI.
Investors who qualify as Clients of Eligible Financial Intermediaries or who participate in Eligible Investment Programs made available through their Financial Intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs) are eligible to purchase, directly or via exchange, Class I shares, among other share classes. In such cases your ability to hold Class I shares may be premised on your continuing participation in a fee-based advisory or mutual fund wrap program.
Your Financial Intermediary may reserve the right to redeem your Class I shares or exchange them for Class A shares of the Fund, as applicable, if you terminate your fee-based advisory or mutual fund wrap program and are no longer eligible for Class I shares. You may be subject to an initial sales charge in connection with such exchange, and you will be subject to the annual distribution and/or service fee applicable to Class A shares. Any redemption may generate a taxable gain or loss and significantly change the asset allocation of your account. Please contact your Financial Intermediary for more information.
    Information Statement/Prospectus    35

Certain waivers of these requirements for individuals associated with the Funds, the Adviser or its affiliates are discussed in each Fund’s SAI.
Other considerations
Plan sponsors, plan fiduciaries and other Financial Intermediaries may choose to impose qualification requirements that differ from the Funds’ share class eligibility standards. In certain cases, this could result in the selection of a share class with higher distribution and service fees than otherwise would have been charged. The Funds are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or Financial Intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or Financial Intermediary for more information about available share classes.
Your Financial Intermediary may not offer all share classes. Please contact your Financial Intermediary for additional details.
Buying Shares

Generally
You may buy shares at their net asset value next determined after receipt by your Financial Intermediary or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The Maryland Fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•Name of fund being bought
•Class of shares being bought
•Dollar amount or number of shares being bought
•Account number (if existing account)

Through a Financial Intermediary
You should contact your Financial Intermediary to open a brokerage account and make arrangements to buy shares.

Your Financial Intermediary may charge an annual account maintenance fee.

You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund. The Funds will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order.

Class I or Class R shares may also be available on certain brokerage platforms. An investor transacting Class I or Class R shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Through the Funds
Please complete the account application and send it with your check payable to the Funds to the following address:

Regular Mail
1919 Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Delivery
1919 Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

    Information Statement/Prospectus    36

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received on the Transfer Agent’s premises.

Subsequent purchases should be sent to the same address. Enclose a check made payable to the applicable Fund to pay for the shares and include the class of shares being bought, your account number and the name in which your account is registered.

For more information, please call the Funds at 1-844-828-1919 between 8 a.m. and 7 p.m. Central time (9 a.m. and 8 p.m. Eastern time).

By telephone purchase
Investors may purchase additional shares of the Funds by calling 1-844-828-1919. If you accepted telephone options on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value, plus any applicable sales charge, calculated on the day your order is placed.

By wire
If you are making your initial investment in a Fund, before wiring funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent at the below address. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, contact the Transfer Agent. You may then instruct your bank to send the wire. Prior to sending the wire, please call the Fund at 1‑844‑828‑1919 to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: Name of Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1‑844‑828‑1919. Your bank may charge you a fee for sending a wire payment to a Fund.

    Information Statement/Prospectus    37

Through an Automatic Investment Plan (“AIP”)
You may authorize your Financial Intermediary or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Financial Intermediary or (iii) certain money market funds, in order to buy shares on a regular basis. If you wish to enroll in the AIP, complete the appropriate section on the Account application. Your signed Account application must be received at least 7 business days prior to the initial transaction.

•Amounts transferred must meet the applicable minimums (see “Purchase and Sale of Fund shares”)
•Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually
•A $25 fee will be imposed if your AIP transaction is returned for any reason.

The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal. Please contact your financial institution to determine if it is ACH network member. Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 1-844-828-1919 for additional information regarding the Funds’ AIP.

For more information, please contact your Financial Intermediary or the Funds or consult the SAI.

Exchanging Shares

Generally	You may exchange shares of one Fund for the same class of shares of other Funds on any day that both the Fund and the Fund into which you are exchanging are open for business.

An exchange of shares of one Fund for shares of another Fund is considered a taxable event and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same Fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.
1919 Investment Counsel offers a distinctive family of funds tailored to help meet the varying needs of large and small investors
You may exchange shares at their NAV next determined after receipt by your Financial Intermediary or the transfer agent of your exchange request in good order.

If you bought shares through a Financial Intermediary, contact your Financial Intermediary to learn which funds your Financial Intermediary makes available to you for exchanges
If you bought shares directly, contact the Funds at 1‑844‑828‑1919 to learn which funds are available to you for exchanges
•Exchanges may be made only between accounts that have identical registrations
•Not all Funds offer all classes
• Some Funds are offered only in a limited number of states. Your Financial Intermediary or the Fund will provide information about the Funds offered in your state
•Always be sure to read the Prospectus of the Fund into which you are exchanging shares.

    Information Statement/Prospectus    38

Investment minimums, sales charges and other requirements
•In most instances, your shares will not be subject to a front-end charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge

•Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the Fund that you originally purchased

•You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•The Funds may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone
Contact your Financial Intermediary or, if you hold shares directly with the Funds, call the Funds at 1‑844‑828‑1919 between 8 a.m. and 7 p.m. Central time (9 a.m. and 8 p.m. Eastern time) for information. Exchanges are priced at the NAV next determined.

    Information Statement/Prospectus    39

By mail
Contact your Financial Intermediary or, if you hold shares directly with the Funds, write to the Funds at the following address:

Regular Mail
1919 Funds
c/o U.S. Bank Global Fund Services
P.O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery
1919 Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Through a systematic exchange plan
You may be permitted to schedule automatic exchanges of shares of a Fund for shares of other Funds offered in this Information Statement/Prospectus. All requirements for exchanging shares described above apply to these exchanges. In addition:

•Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually
•Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and Sale of Fund shares”)

For more information, please contact your Financial Intermediary or the Funds or consult the SAI.

Converting Shares

Generally	Investors currently owning Class A, Class C or Class FI shares who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), may convert to Class I shares of the same Fund under certain limited circumstances. Investors currently owning Class C shares who qualify as above, may convert to Class A shares under certain limited circumstances. Please refer to the section of this Information Statement/Prospectus titled “Retirement and Institutional Investors — eligible investors” or contact your financial intermediary for more information.
Class C	Class C shares will be converted to Class A shares after the shares have been held for 8 years from the purchase date. It is the responsibility of the Financial Intermediary and not the Funds, the Transfer Agent, Distributor or the Adviser to ensure that you are credited with the proper holding period. If your Financial Intermediary does not have records verifying that your shares have been held for at least 8 years, your Financial Intermediary may not convert your Class C shares to Class A shares. Group retirement plans held in an omnibus record keeping platform through a Financial Intermediary that does not track participant-level share lot aging may not convert Class C shares to Class A shares. Please contact your Financial Intermediary for more information.
Redeeming Shares

Generally	You may redeem shares at their NAV next determined after receipt by your Financial Intermediary or the Transfer Agent of your redemption request in good order, less any applicable contingent deferred sales charge.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.
    Information Statement/Prospectus    40

Redemption proceeds
The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. While not expected, payment of redemption proceeds may take up to seven days.If you did not purchase your shares with a wire payment, before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days if the NYSE is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or by the federal securities law.

Redemption proceeds continued
If you have a brokerage account with a Financial Intermediary, your redemption proceeds will be sent to your Financial Intermediary. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (“ACH”) to your pre-designated bank account. There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades. There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents.

In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include paying redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption.

    Information Statement/Prospectus    41

By mail
Contact your Financial Intermediary or, if you hold shares directly with the Funds, write to the Funds at the following address:
Regular Mail
1919 Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Overnight Delivery
1919 Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Your written request must provide the following:

•The Fund name, the class of shares being redeemed and your account number
•The dollar amount or number of shares being redeemed
•Signature of each owner exactly as the account is registered, with a signature guarantee, if applicable
•Signature guarantees, as applicable (see “Additional Information about Transactions”)
•If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

By telephone
If your account application permits, you may be eligible to redeem shares by telephone up to $50,000. Contact your Financial Intermediary or, if you hold shares directly with the Funds, call the Funds at 1‑844‑828‑1919 between 8 a.m. and 7 p.m. Central time (9 a.m. and 8 p.m. Eastern time) for more information. Please have the following information ready when you call:

•Name of Fund being redeemed

•Class of shares being redeemed

•Account number

By telephone continued
•Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Funds may change, modify or terminate these telephone redemption privileges at any time upon at least 60 days’ written notice to shareholders. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Shares held in IRA or other retirement accounts may be redeemed by telephone at 1-844-828-1919. Investors will be asked whether or not to withhold taxes from any distribution. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

    Information Statement/Prospectus    42

Systemic Withdrawal Plan (“SWP”)
You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of a Fund with a value of at least $10,000 for Class A and C shares ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50.

The following conditions apply:

•Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•If your shares are subject to a CDSC, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•You must inform your Financial Intermediary or the Transfer Agent at the time you establish your Systematic Withdrawal that you are eligible for any CDSC waiver.

•You should elect to have all dividends and distributions reinvested

If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of the Fund’s shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s account application. Please call 1‑844‑828‑1919 for additional information regarding the Funds’ SWP.

IRA Redemptions	Shareholders who hold their shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA accounts may be redeemed by telephone at 1‑844‑828‑1919. Investors will be asked whether or not to withhold taxes from any distribution.

Additional Information about Transactions
When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:
•Name of the Fund
•Your account number
•In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought
•In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)
•Dollar amount or number of shares being bought, exchanged or redeemed
In certain circumstances, the signature of each owner exactly as the account is registered with a signature guarantee, if applicable (see “Redeeming Shares”)
All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. . If your check is returned
    Information Statement/Prospectus    43

for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result.
Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the Funds’ other exchange and redemption procedures described under “Exchanging Shares” and “Redeeming Shares.”
The Transfer Agent or the Funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Funds nor their agents will bear any liability for these transactions.
The Trust reserves the right in its sole discretion to:
•Suspend the continued offering of shares
•Reject any purchase or exchange order in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund
•Change, revoke or suspend the exchange privilege
•Suspend telephone transactions
•Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC
•Transfer your mutual fund account to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.
The Adviser reserves the right to:
•reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares
It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your State's abandoned property laws. The investor’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
For your protection, the Funds or your Financial Intermediary may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Financial Intermediary or the Funds for more information.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-828-1919 to request individual copies of documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Signature guarantees
A signature guarantee, from either a Medallion program member or a non-Medallion program member is required if you:
•Are changing ownership on your account
    Information Statement/Prospectus    44

•Are redeeming shares and sending the proceeds to an address or bank not currently on file
•Are redeeming shares and your account address has changed within 30 calendar days
•Are redeeming shares and want the check paid to someone other than the account owner(s)
•Are transferring the redemption proceeds to an account with a different registration
•For redemption requests in excess of $50,000
The Funds or the Adviser may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds, the Adviser, and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Anti-money laundering
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.
Mandatory redemptions direct accounts
Direct accounts generally include accounts held in the name of the individual investor on a Fund’s books and records. The Funds reserve the right to ask you to bring your direct account up to a minimum investment amount determined by the Adviser if the aggregate value of the fund shares in your account falls below $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) 1919 Funds that are closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the Fund or its agents; and (iv) Class FI, Class R, and Class I shares. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact the Funds for more information. Any redemption of Fund shares may result in tax consequences to you (see “Taxes” for more information).
Mandatory redemptions non-direct accounts
“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Financial Intermediary and the Funds.
The Funds reserve the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Financial Intermediary if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Financial Intermediary for more information. Any redemption of Fund shares may result in tax consequences to you (see “Taxes” for more information).
    Information Statement/Prospectus    45

All accounts
The Funds may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.
Subject to applicable law, the Funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.
For more information, please contact your Financial Intermediary or the Funds or consult the SAI.
Tools to Combat Frequent Transactions
The Board has adopted policies and procedures to prevent frequent transactions in the Funds. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. Shareholders having accounts directly with a Fund will be restricted to no more than four “round trips” during any 12 month period. A round trip is an exchange or redemption out of a Fund followed by an exchange or purchase back into the same Fund. The Funds may take other steps to reduce the frequency and effect of these activities in the Funds. These steps may include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.
The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 under the 1940 Act, the Distributor, on behalf of each of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder identity and trading information so that each Fund can enforce its market timing policies.
The Funds employ fair value pricing selectively, as discussed above, to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.
Record ownership
If you hold shares through a Financial Intermediary, your Financial Intermediary may establish and maintain your account and be the shareholder of record. In the event that the Funds hold a shareholder meeting, your Financial Intermediary, as record holder, will be entitled to vote your shares and may seek voting instructions from you. If you do not give your Financial Intermediary voting instructions, your Financial Intermediary, under certain circumstances, may nonetheless be entitled to vote your shares.
Shareholder Information for the Variable Fund
Shares of the Variable Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the Variable Fund are sold at the Variable Fund’s net asset value next determined after receipt by the Variable Fund or its agent of a purchase request in good order. The Variable Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order.
The interests of different variable insurance products investing in the Variable Fund could conflict due to differences of tax treatment and other considerations. Each of the TAP Board and the AMP Board currently does not foresee any disadvantages to investors arising from the fact that the Variable Fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, each of the TAP Board and AMP Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Variable Fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is found by the TAP Board or AMP Board to be in the best interests of the Variable Fund’s shareholders.
The Variable Fund reserves the right to reject any specific purchase order.
    Information Statement/Prospectus    46

DISTRIBUTOR
Quasar Distributors, LLC (the “Distributor”) is the distributor for both the Target Funds and the Acquiring Funds. The Distributor is a broker-dealer registered with the SEC. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Shares of the Target Funds and the Acquiring Funds are offered on a continuous basis.
INFORMATION ABOUT THE REORGANIZATIONS
Reorganizations
As further explained in this Information Statement/Prospectus, each Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”), a form of which is provided in Appendix A. Under the Plan of Reorganization, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of all liabilities of the Target Fund by the Acquiring Fund and shares of each Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the corresponding Target Fund on the Closing Date for each Reorganization (currently, the Closing Date is expected to be December 1, 2023). The shares of each Acquiring Fund will be distributed pro rata to the shareholders of the corresponding Target Fund in complete liquidation of the Target Fund. Holders of shares of a Target Fund will receive the number of shares of the Acquiring Fund equal in value to the aggregate NAV of the shares of the Target Fund, in the same share class, that the shareholder held immediately prior to each Reorganization. As a result of each Reorganization, a shareholder of a Target Fund will have the same percentage of ownership in the Acquiring Fund as such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.
The Board, including the Trustees who are not “interested persons” of TAP Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of the Target Funds, and the Board, including the Independent Trustees of AMP Trust, on behalf of the Acquiring Funds, have approved the Plan of Reorganization. The Plan of Reorganization provides for:
a.the transfer of all of the assets and the liabilities of each Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;
b.the distribution of each Acquiring Fund’s shares to the corresponding Target Fund’s shareholders of the same share class; and
c.the termination of the Target Funds as separate series of TAP Trust.
If the proposed Reorganizations are completed, the Acquiring Funds will acquire all of the assets and the liabilities of the corresponding Target Fund, and shareholders of the Target Fund will receive shares of the corresponding Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the same share class of Target Fund shares that the shareholders own immediately prior to each Reorganization.
Reasons for the Proposed Reorganizations
The TAP Board has determined that, in light of the pending litigation against TAP Trust with respect to an unrelated series of TAP Trust, the Reorganizations may enable the Acquiring Funds to benefit from greater economies of scale in the future than would otherwise be available to the Target Funds, which could lead to reduced fees or expenses for Acquiring Fund shareholders in the future, and to avoid any negative impact for the Target Funds relating to the pending litigation, including but not limited to the inability to recruit and nominate new independent trustees to serve on the TAP Board. With respect to economies of scale, it is anticipated that AMP Trust could grow to a greater number of investment advisers and funds, as well as net assets, than TAP Trust, which would enable each series of AMP Trust, including the Acquiring Funds, to benefit from spreading certain fixed operating expenses of AMP Trust across more funds and net assets than TAP Trust. Additionally, the TAP Board believes that the Reorganizations are in the best interests of the Target Funds and their shareholders because the Acquiring Funds have identical investment objectives and the same investment strategies and policies as the corresponding Target Funds.
Board Considerations
In considering and approving the Reorganizations at meetings held on May 31 and June 1, 2023, the TAP Board discussed the future of TAP Trust and the Target Funds in light of the pending litigation against TAP Trust with respect to an unrelated series of TAP Trust and the advantages of reorganizing the Target Funds into the Acquiring Funds. Among other things, the Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganizations, the principal terms and conditions of the Plan of Reorganization, including that the Reorganizations be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.
In considering each Reorganization, the TAP Board took into account the following matters, among others and in no order of priority:
•The Adviser will manage the Acquiring Fund as the successor to the corresponding Target Fund.
    Information Statement/Prospectus    47

•The investment objective, principal investment strategies, principal risks, investment policies and restrictions of the Acquiring Fund will be identical to those of the corresponding Target Fund, and the Acquiring Fund will be managed by the same portfolio management team as the corresponding Target Fund.
•The management fee for each Acquiring Fund will be the same as the management fee for the corresponding Target Fund.
•That a potential benefit of the Reorganization is that it may result in greater economies of scale for the Acquiring Fund than would otherwise exist in TAP Trust. The TAP Board recognized that the Adviser might benefit from increased economies of scale because the Adviser has agreed to waive fees and/or cover expenses of the Acquiring Fund. The TAP Board considered that a significant reduction in such expenses could enable the Adviser to reduce or waive a portion of its management fee in the future to the benefit of shareholders. The TAP Board noted that AMP Trust was expected to grow to a greater number of investment advisers and funds, as well as greater net assets, than TAP Trust, which would enable each series of AMP Trust, including the Acquiring Funds, to benefit from spreading certain fixed operating expenses of AMP Trust across more funds and net assets than TAP Trust.
•The desire to avoid any negative impact for the Target Fund relating to the pending litigation involving an unrelated series of TAP Trust, including but not limited to the inability to recruit and nominate new independent trustees to serve on the TAP Board.
•The qualifications and experience of the Acquiring Fund’s service providers, which are the same service providers of the Target Fund.
•The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Acquiring Fund to ensure that the Acquiring Fund’s annual net operating expenses do not exceed the level of the corresponding Target Fund’s current annual net operating expenses for at least one year after the Acquiring Fund commences operations.
•The costs of the Reorganization will not be borne by either the Target Fund or the Acquiring Fund, regardless of whether the Reorganization is consummated. The TAP Board considered that the Trust’s administrator will bear the costs associated with the Reorganization.
•Any potential conflicts of interest related to the Reorganization, including as a result of any direct or indirect benefits to the Adviser.
•The Reorganization is expected to qualify as a tax-free reorganization under the Code.
•The interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization.
•If shareholders of the Target Fund do not wish to become shareholders of the corresponding Acquiring Fund, they may sell their Target Fund shares before the Reorganization.
The Board of TAP Trust, including all of the Independent Trustees, concluded that the Reorganization of each Target Fund into the corresponding Acquiring Fund was in the best interests of such Target Fund and its shareholders, and that the Target Funds’ shareholders would not have their interests diluted as a result of the Reorganization. The determinations on behalf of the Target Funds were made on the basis of each TAP Board member’s business judgment after consideration of all of the factors taken as a whole, though individual TAP Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
After consideration of the factors noted above, together with other factors and information considered to be relevant, the TAP Board determined that the Reorganizations are in the best interests of shareholders of the Target Funds, and accordingly, unanimously approved the Reorganizations of the Target Funds into the corresponding Acquiring Funds and the Plan of Reorganization.
Costs and Expenses of the Reorganizations
The Plan of Reorganization provides that all expenses of each Reorganization will be borne by service providers to the Target Funds and Acquiring Funds. Such expenses include, without limitation: (a) postage and mailing; (b) printing; (c) accounting fees; and (d) legal fees incurred by TAP Trust. The costs associated with each Reorganization are expected to be approximately $50,000. The Trust’s administrator will bear the costs associated with the organization of each Acquiring Fund and the preparation of this Information Statement/Prospectus for the Reorganizations, among other expenses.
    Information Statement/Prospectus    48

Capitalization
The following tables set forth, as of July 31, 2023, (a) the unaudited capitalization of the Target Funds and (b) the unaudited pro forma combined capitalization of the Acquiring Funds assuming the proposed Reorganizations have taken place. The capitalization is likely to be different on the Closing Date as a result of daily Target Fund purchase and redemption activity.
As of the date of this Information Statement/Prospectus, the Target Financial Services Fund, the Target Socially Responsive Fund and the Target Maryland Fund have registered other share classes (as noted in the chart below) that have not commenced operations, and are not offered for purchase. This Information Statement/Prospectus relates only to Class A, Class C and Class I shares to be issued in the Reorganization for those Funds.

Target Financial Services Fund Capitalization as of July 31, 2023	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Financial Services Fund (Class A)	$67,184,132.94	2,516,747.81	$26.69
Target Financial Services Fund (Class C)	$21,306,808.88	887,155.74	$24.02
Target Financial Services Fund (Class FI)	$—	N/A	N/A
Target Financial Services Fund (Class R)	$—	N/A	N/A
Target Financial Services Fund (Class I)	$46,688,294.13	1,728,369.93	$27.01
Target Financial Services Fund Total	$135,179,235.95	5,132,273.48	N/A
Acquiring Financial Services Fund (Class A)	$67,184,132.94	2,516,747.81	$26.69
Acquiring Financial Services Fund (Class C)	$21,306,808.88	887,155.74	$24.02
Acquiring Financial Services Fund (Class FI)	$—	N/A	N/A
Acquiring Financial Services Fund (Class R)	$—	N/A	N/A
Acquiring Financial Services Fund (Class I)	$46,688,294.13	1,728,369.93	$27.01
Acquiring Financial Services Fund (Pro Forma)* Total	$135,179,235.95	5,132,273.48	N/A

Target Socially Responsive Fund Capitalization as of July 31, 2023	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Socially Responsive Fund (Class A)	$230,841,036.13	8,854,776.14	$26.07
Target Socially Responsive Fund (Class C)	$112,681,177.81	4,371,750.82	$25.77
Target Socially Responsive Fund (Class FI)	$—	N/A	N/A
Target Socially Responsive Fund (Class R)	$—	N/A	N/A
Target Socially Responsive Fund (Class I)	$385,359,700.28	14,762,963.43	$26.10
Target Socially Responsive Fund Total	$728,881,914.22	27,989,490.40	$27,975,000.86
Acquiring Socially Responsive Fund (Class A)	$230,841,036.13	8,854,776.14	$26.07
Acquiring Socially Responsive Fund (Class C)	$112,681,177.81	4,371,750.82	$25.77
Acquiring Socially Responsive Fund (Class FI)	$—	N/A	N/A
Acquiring Socially Responsive Fund (Class R)	$—	N/A	N/A
Acquiring Socially Responsive Fund (Class I)	$385,359,700.28	14,762,963.43	$26.10
Acquiring Socially Responsive Fund (Pro Forma)* Total	$728,881,914.22	27,989,490.40	$27,975,000.86
    Information Statement/Prospectus    49

Target Maryland Fund Capitalization as of July 31, 2023	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Maryland Fund (Class A)	$36,615,674.21	2,498,363.16	$14.66
Target Maryland Fund (Class C)	$2,923,180.53	199,443.27	$14.66
Target Maryland (Class FI)	$—	N/A	N/A
Target Maryland Fund (Class I)	$25,364,344.12	1,729,932.44	$14.66
Target Maryland Fund Total	$64,903,198.86	4,427,738.87	N/A
Acquiring Maryland Fund (Class A)	$36,615,674.21	2,498,363.16	$14.66
Acquiring Maryland Fund (Class C)	$2,923,180.53	199,443.27	$14.66
Acquiring Maryland Fund (Class FI)	$—	N/A	N/A
Acquiring Maryland Fund (Class I)	$25,364,344.12	1,729,932.44	$14.66
Acquiring Maryland Fund (Pro Forma)* Total	$64,903,198.86	4,427,738.87	N/A

Target Variable Fund Capitalization as of July 31, 2023	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Variable Fund	$36,428,977.96	1,154,276.96	$31.56
Acquiring Variable Fund (Pro Forma)*	$36,428,977.96	1,154,276.96	$31.56
*Reflects the estimated pro forma capitalization of the applicable Acquiring Fund at July 31, 2023, as though each Reorganization had occurred on July 31, 2023, and is for informational purposes only. No assurance can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the corresponding Target Fund on the date each Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.
Federal Tax Consequences
Each Reorganization is expected to be a tax-free reorganization under Section 368(a) of the Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganizations. As a non-waivable condition to each Reorganization, the law firm Morgan, Lewis & Bockius LLP, counsel to TAP Trust and AMP Trust will provide an opinion of counsel to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code. In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of the corresponding Target Fund in each Reorganization should be the same as the tax basis and holding period of the Target Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for an Acquiring Fund shares received, the corresponding Target Fund’s shares given up must have been held as capital assets by the shareholder.
At any time before the Reorganizations take place, a shareholder may sell shares of a Target Fund. Generally, such sale would be a taxable transaction to the shareholder for federal income tax purposes.
For more information on the tax consequences of a reorganization, see “Taxes” later in this Information Statement/Prospectus.
DIVIDENDS AND DISTRIBUTIONS
Dividends and Distributions for the Financial Services Fund, the Socially Responsive Fund and the Maryland Fund
The Financial Services Fund generally declares and pays dividends once annually, in December. The Socially Responsive Fund generally pays dividends from any net investment income and net short-term capital gains quarterly. The Maryland Fund generally declares dividends from any net investment income daily and pays them monthly. The Funds generally distributes net long-term capital gain, if any, once a year in December and at other such times as necessary. Each Fund may pay additional distributions and dividends in order to avoid a federal tax.
All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you hold shares directly with the Fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account by check.
If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable
    Information Statement/Prospectus    50

Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days prior to the record date of the next distribution.
Dividends and Distributions for the Variable Fund
Distributions made by the Variable Fund are automatically reinvested in additional shares of the Variable Fund at net asset value unless the Variable Fund is instructed otherwise.
Special tax rules apply to insurance companies, variable annuity contracts and variable life insurance contracts. Distributions to an insurance company separate account, and exchanges and redemptions of Variable Fund shares made by a separate account, ordinarily do not cause contract holders to recognize income or gain for federal income tax purposes.
TAXES
Each Acquiring Fund and its shareholders are not expected to face any tax consequences as a result of the Reorganizations. The Adviser does not anticipate any restructuring of the securities in the portfolio as a result of each Reorganization due to the fact that the investment objectives and principal investment strategies of the Funds are identical. As of December 31, 2022, the Target Funds had capital loss carryforwards as shown in the table below; however, this will not have any impact on the Target Funds or the Acquiring Funds as a result of the Reorganizations.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund	Variable Fund
Capital Loss Carryovers - Short-Term	$—	$146,181	$8,701,911	$—
Capital Loss Carryovers - Long Term	$—	$1,685,774	$9,934,782	$—
Total	$—	$1,831,955	$18,636,693	$—
Each Fund has elected and intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
In general, each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. For this purpose, the period during which an Acquiring Fund holds an asset includes the period during which the Target Fund held that asset. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. The Maryland Fund does not expect any distributions to be treated as qualified dividend income. In addition, dividends that a Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Funds’ investment strategies may limit a Fund’s ability to distribute dividends eligible to be treated as qualified dividend income. A portion of the dividends received from a Fund (but none of its capital gain distributions) may qualify for the dividends‑received deduction for corporations. The Maryland Fund does not expect any distributions to be treated as eligible for the dividends received deduction for corporations.
A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-
    Information Statement/Prospectus    51

day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).
A tax of 3.8% applies to net investment income of U.S. individuals (other than individuals that are married by filing a separate return) with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Funds and gain on the redemption of fund shares.
Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and should be avoided by taxable investors.
Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.
The Funds (or their administrative agent) will send you a report annually summarizing the amount and tax aspects of your distributions.
If you are not a citizen or a permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The 30% withholding tax generally will not apply to distributions of a Fund’s net capital gain that is reported by the Fund as capital gain dividends. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the United States for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty. Foreign investors in the Funds are encouraged to consult their tax advisor prior to investing in the Funds.
Each Fund must withhold a backup withholding as a percentage of your taxable distributions and redemption proceeds if you (1) have provided the Fund either an incorrect tax identification number, or no number at all, (2) are subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) have failed to certify to the Fund that you are not subject to backup withholding, or (4) have not certified to the Fund that you are a U.S. person (including a U.S. resident alien). The backup withholding rate is 24% for taxable years beginning before January 1, 2026. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.
Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Each Fund will also be required to report tax basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of a Fund in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund calculates the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. Each Fund’s default method for calculating basis is the tax optimization method, under which the shareholder sells shares in a thoughtful way to reduce or eliminate capital gains. A shareholder may elect, on an account-by-account basis, to use a method other than tax optimization by following procedures established by a Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Fund’s default method, the new election will generally apply as if the tax optimization method had never been in effect for such account. Shareholders should consult their tax advisers concerning the tax consequences of applying the tax optimization method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Each sale, exchange, or redemption of shares of a Fund is considered a taxable and will generally result in capital gain or loss if you hold your Fund shares as capital assets. The gain or loss generally will be treated as short-term capital gain or loss if you held the shares twelve months or less, long term capital gain or loss if you held the shares for longer. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital
    Information Statement/Prospectus    52

losses in certain circumstances. An exchange of shares of one class directly for shares of another class of a Fund generally should not be a taxable exchange for U.S. federal income tax purposes. You should talk to your tax advisor before making an exchange.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Funds (or their administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The Maryland Fund intends to qualify to pay “exempt-interest dividends” to its shareholders by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations, the interest on which is exempt from regular federal income tax. As long as this and certain other requirements are met, dividends derived from the Maryland Fund’s net tax-exempt interest income will be “exempt-interest dividends” that may be excluded from shareholders’ gross income for federal income tax purposes. Most distributions from the Maryland Fund are expected to be exempt-interest dividends, which are exempt from federal income tax but may be subject to state or local income taxes. Exempt-interest dividends from Maryland municipal securities will also be exempt from Maryland personal income tax. Some exempt-interest dividends may be subject to the federal AMT applicable to non-corporate investors. In addition, for tax years beginning after December 31, 2022, exempt-interest dividends may affect the federal corporate AMT for certain corporations. Income from municipal bonds held by the Maryland Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the IRS or state tax authorities, or noncompliant conduct of a bond issuer. Interest paid on a municipal bond issued after December 31, 2017 to advance refund another municipal bond is subject to federal income tax. Distributions of capital gains and any investment income that is not exempt from federal income tax are generally taxable to you regardless of whether you reinvest them in additional shares of a Fund or receive them in cash. The Financial Services Fund and Socially Responsive Fund will not pay exempt-interest dividends. The Maryland Fund may not be a suitable investment for IRAs, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
While the Maryland Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Maryland Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.
You may want to avoid buying shares when a Fund is about to declare a taxable dividend or capital gain distribution because it will be taxable to you even though it may economically represent a return of a portion of your investment.
Tax Information for the Variable Fund
In order to enable insurance company separate accounts investing in the Variable Fund to comply with the diversification requirements applicable to “segregated asset accounts” under the Code, the Variable Fund intends to structure its portfolio in a manner that complies with those requirements and to prohibit investment in the Variable Fund by investors other than separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and life insurance contracts and certain qualified pension and retirement plans. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a segregated asset account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but in the case of U.S. government securities, each government agency or instrumentality is considered to be a separate issuer. An alternative asset diversification test may be satisfied under certain circumstances. So long as the Fund qualifies as a RIC under the Code and ensures that its shares are held only by qualifying investors, each segregated asset account investing in the Variable Fund will be entitled to “look through” to the Variable Fund’s portfolio in order to satisfy the diversification requirements. As noted above, shares of the Variable Fund are offered only to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. If the Variable Fund were to sell its shares to other categories of shareholders, the Variable Fund may fail to comply with applicable Treasury requirements regarding investor control. If the Variable Fund should fail to comply with the diversification or investor control requirements or fail to qualify as a RIC under the Code, contracts invested in the Variable Fund would not be treated as annuity, endowment or life insurance contracts under the Code, and all income and gain earned in past years and currently inside the contracts would be taxed currently to the policyholders and income and gain would remain subject to taxation as ordinary income thereafter, even if the Variable Fund were to become adequately diversified.
FINANCIAL HIGHLIGHTS SUMMARY
The fiscal year end of the Target Funds and the Acquiring Funds is December 31. The financial highlights for the past 5 years for the Target Funds are included in Appendix B, and have been derived from financial statements audited by BBD, LLP, the Target Funds’
    Information Statement/Prospectus    53

prior independent registered public accounting firm, except for information provided for the six-months ended June 30, 2023, which is unaudited.
The financial highlights of the Target Funds are also contained in: (i) the Annual Report to shareholders of the Target Funds for the fiscal year ended December 31, 2022, which have been audited by BBD, LLP, the Target Funds’ prior independent registered public accounting firm; and (ii) the Semi-Annual Report to shareholders of the Target Funds for the six months ended June 30, 2023, which is unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the 1919 Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, and are incorporated by reference into this Information Statement/Prospectus. Cohen & Company, Ltd. has been selected as the independent registered public accounting firm for the Target Funds and the Acquiring Funds for the fiscal year ended December 31, 2023.
As of the date of this Information Statement/Prospectus, the Acquiring Funds have not commenced operations and have no financial highlights. The Acquiring Funds will assume the accounting history of the corresponding Target Fund at the closing of the Reorganizations.
DESCRIPTION OF THE SECURITIES TO BE ISSUED; RIGHTS OF SHAREHOLDERS
Set forth below is a description of the Acquiring Fund shares to be issued to the shareholders of the corresponding Target Fund in the Reorganizations. Also set forth below is a discussion of the rights of shareholders of each Fund, which have identical characteristics.
The following is a summary of the material rights of shareholders of the Funds, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Delaware statute governing statutory trusts (the “Delaware Statute”), TAP Trust’s Amended and Restated Agreement and Declaration of Trust, and TAP Trust’s Amended and Restated Bylaws, as well as AMP Trust’s Agreement and Declaration of Trust and Bylaws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”
Form of Organization. The Target Funds are series of TAP Trust, an open-end management investment company organized as a Delaware statutory trust on August 28, 2003. The Acquiring Funds are series of AMP Trust, an open-end management investment company organized as a Delaware statutory trust on February 16, 2023. The Target Financial Services Fund and the Acquiring Financial Services Fund each have five classes of shares: Class A, Class C, Class FI, Class R, and Class I; however, as of the date of this Information Statement/Prospectus, Class FI and Class R shares of the Target Financial Services Fund are not currently offered for purchase. The Target Socially Responsive Fund and the Acquiring Socially Responsive Fund each have five classes of shares: Class A, Class C, Class FI, Class R, and Class I; however, Class FI and Class R shares of the Target Socially Responsive Fund are not currently offered for purchase. The Target Maryland Fund and the Acquiring Maryland Fund each have four classes of shares: Class A, Class C, Class FI, and Class I; however, as of the date of this Information Statement/Prospectus, Class FI shares of the Target Maryland Fund are not currently offered for purchase. The Target Variable Fund and the Acquiring Variable Fund each offer a single class of shares.
Capital Stock. Each of TAP Trust and AMP Trust (each, a “Trust”) is authorized to issue an unlimited number of interests (or shares). Interests in the Target Funds and the Acquiring Funds are represented by shares of beneficial interest each with no par value, in an Investor Class and Institutional Class. As of the date of this Information Statement/Prospectus, shares of approximately thirteen other series of TAP Trust are offered in separate prospectuses and statements of additional information, and there are two existing series of AMP Trust. Each Trust may start additional series and offer shares of new funds under the Trust at any time.
Voting Rights. Each share of a Fund represents an interest in the respective Fund and corresponding Trust that is equal to and proportionate with each other share of the respective Fund and corresponding Trust. Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. Each Trust is not required to (nor does it) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.
Shareholder Liability. The Delaware Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of a Trust. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. Each Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.
    Information Statement/Prospectus    54

Preemptive Rights. Shareholders of each Trust are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.
FUND TRUSTEES AND OFFICERS
The independent members of the TAP Board comprise a majority of the independent members of the AMP Board and the officers of TAP Trust and AMP Trust are the same.
OTHER SERVICE PROVIDERS
The Acquiring Funds will use the same service providers as currently used by the Target Funds:

Role	Service Provider
Administrator	U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202
Fund Accounting Agent	U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202
Transfer Agent	U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103
Information about the Acquiring Funds’ administrator, fund accountant and transfer agent, and custodian can be found in the SAI connected with this Information Statement/Prospectus dated November 17, 2023.
OWNERSHIP OF SECURITIES OF THE FUNDS
As of the date of this Information Statement/Prospectus, the Acquiring Funds had not commenced operations.
As of July 31, 2023, the Record Date, the Target Funds had the following number of shares issued and outstanding. As of the same date, trustees and officers of the Target Funds as a group owned less than 1% of the outstanding voting securities of each of the Target Funds.

Target Financial Services Fund as of July 31, 2023	Shares Outstanding
Target Financial Services Fund (Class A)	2,516,747.81
Target Financial Services Fund (Class C)	887,155.74
Target Financial Services Fund (Class FI)	N/A
Target Financial Services Fund (Class R)	N/A
Target Financial Services Fund (Class I)	1,728,369.93

Target Socially Responsive Fund as of July 31, 2023	Shares Outstanding
Target Socially Responsive Fund (Class A)	8,854,776.14
Target Socially Responsive Fund (Class C)	4,371,750.82
Target Socially Responsive Fund (Class FI)	N/A
Target Socially Responsive Fund (Class R)	N/A
Target Socially Responsive Fund (Class I)	14,762,963.43
Target Financial Services Fund Total	27,989,490.40
    Information Statement/Prospectus    55

Target Maryland Fund as of July 31, 2023	Shares Outstanding
Target Maryland Fund (Class A)	2,498,363.16
Target Maryland Fund (Class C)	199,443.27
Target Maryland (Class FI)	N/A
Target Maryland Fund (Class I)	1,729,932.44
Target Maryland Fund Total	4,427,738.87

Target Variable Fund as of July 31, 2023	Shares Outstanding
Target Variable Fund	1,154,276.96
As of July 31, 2023, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Target Funds:
Target Financial Services Fund - Class A

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	N/A	N/A	17.66%	Record
MORGAN STANLEY SMITH BARNEY LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1300 THAMES ST FL 6 BALTIMORE MD 21231-3496	N/A	N/A	17.23%	Record
BNY MELLON INVESTMENT SERVICING (US) INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	N/A	N/A	16.94%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94105-1905	N/A	N/A	13.84%	Record
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	7.24%	Record
Target Financial Services Fund - Class C
    Information Statement/Prospectus    56

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94105-1905	N/A	N/A	49.61%	Record
WELLS FARGO CLEARING SERVICES 2801 MARKET ST SAINT LOUIS MO 63103-2523	N/A	N/A	16.81%	Record
MORGAN STANLEY SMITH BARNEY LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1300 THAMES ST FL 6 BALTIMORE MD 21231-3496	N/A	N/A	8.09%	Record
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	6.49%	Record
Target Financial Services Fund - Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	27.08%	Record
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	14.67%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	N/A	N/A	16.60%	Record
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	10.19%	Record
NATIONAL FINANCIAL SERVICES CORP FBO EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	N/A	N/A	6.69%	Record
    Information Statement/Prospectus    57

Target Socially Responsive Fund - Class A

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	21.08%	Record
BNY MELLON INVESTMENT SERVICING (US) INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	N/A	N/A	20.23%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	N/A	N/A	13.70%	Record
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	6.48%	Record
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	6.66%	Record
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	N/A	N/A	6.56%	Record
NATIONAL FINANCIAL SERVICES CORP FBO EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	N/A	N/A	5.13%	Record
    Information Statement/Prospectus    58

Target Socially Responsive Fund - Class C

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	N/A	N/A	20.19%	Record
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	19.08%	Record
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	15.27%	Record
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	13.69%	Record
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	N/A	N/A	6.52%	Record
Target Socially Responsive Fund - Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
AMERIPRISE FINANCIAL SERVICES 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	18.91%	Record
NATIONAL FINANCIAL SERVICES CORP FBO EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	N/A	N/A	12.48%	Record
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	N/A	N/A	10.93%	Record
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	10.57%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	N/A	N/A	10.62%	Record
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	7.31%	Record
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	N/A	N/A	5.42%	Record
    Information Statement/Prospectus    59

Target Maryland Fund - Class A

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	61.79%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	N/A	N/A	15.22%	Record
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	5.20%	Record
Target Maryland Fund - Class C

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE MSC MO3970 SAINT LOUIS MO 63103-2254	N/A	N/A	19.38%	Record
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST # P08 MINNEAPOLIS MN 55402-4413	N/A	N/A	14.53%	Record
UBS WM USA 0O0 11011 6100 SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	N/A	N/A	13.59%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	N/A	N/A	13.28%	Record
AMERIPRISE FINANCIAL SERVICES LLC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	12.32%	Record
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	10.91%	Record
    Information Statement/Prospectus    60

Target Maryland Fund - Class I

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA 0O0 11011 6100 SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	N/A	N/A	32.83%	Record
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	N/A	N/A	19.66%	Record
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	N/A	N/A	16.47%	Record
AMERIPRISE FINANCIAL SERVICES LLC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	N/A	N/A	9.95%	Record
NATIONAL FINANCIAL SERVICES CORP FBO EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	N/A	N/A	5.89%	Record
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	N/A	N/A	5.41%	Record
Target Variable Fund

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
METLIFE INSURANCE CO OF CONNECTICUT SHAREHOLDER ACCOUNTING DEPT 1 FINANCIAL CTR FL 20 BOSTON MA 02111-2621	N/A	N/A	98.36%	Record
Any shareholder that owns 25% or more of the outstanding shares of a fund or a class of a fund may be presumed to “control” (as that term is defined in the 1940 Act) the fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a fund.
AVAILABLE INFORMATION
Each Trust is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.
LEGAL MATTERS
Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of shares of the Acquiring Funds will be passed on by the law firm of Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004.
    Information Statement/Prospectus    61

EXPERTS
The financial statements and financial highlights of the Target Funds are incorporated by reference into this Information Statement/Prospectus from the Target Funds’ Annual Report on Form N‑CSR for the fiscal year ended December 31, 2022, which have been audited by BBD, LLP, the Target Funds’ prior independent registered public accounting firm, which are incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon its authority as experts in accounting and auditing.
OTHER MATTERS
The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of Trust for Advised Portfolios at U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Russell B. Simon
Russell B. Simon
President and Principal Executive Officer,
Trust for Advised Portfolios
    Information Statement/Prospectus    62

APPENDIX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is adopted as of this ___ day of _____, 2023 by and among (i) Trust for Advised Portfolios, a Delaware statutory trust (“TAP Trust”), severally and not jointly on behalf of its series, the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Fund and 1919 Variable Socially Responsive Balanced Fund (the “Target Funds”) and (ii) Advisor Managed Portfolios, a Delaware statutory trust (“AMP Trust” and, together with TAP Trust, the “Trusts”), severally and not jointly on behalf of its series, the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Fund and 1919 Variable Socially Responsive Balanced Fund (the “Acquiring Funds”). U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), is a party to this Agreement solely for purposes of paragraph 9.2. Other than the Target Funds and Acquiring Funds, no other series of TAP Trust or AMP Trust are parties to this Agreement. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Target Funds or Acquiring Funds are made and shall be taken or undertaken by TAP Trust on behalf of the Target Funds and AMP Trust on behalf of the Acquiring Funds.
WHEREAS, the parties hereto intend for the Acquiring Funds and the Target Funds to enter into a transaction pursuant to which: (i) each Acquiring Fund will acquire all of the Assets (as defined in Section 1.1(b)) solely in exchange for shares of the classes of the Acquiring Fund corresponding to the classes of shares of the corresponding Target Fund, or in the case of the 1919 Variable Socially Responsive Balanced Fund, shares of the Acquiring Fund with an identical name, as specified on Exhibit A (“Acquiring Fund Shares”) of equal value to the net assets of the corresponding Target Fund (determined as of the Valuation Time (as defined in Section 2.1(e)) and the assumption of all of the Liabilities (as defined in Section 1.1(c)) of the Target Fund and (ii) such Target Fund will immediately distribute such Acquiring Fund Shares to shareholders of the Target Fund, in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);
WHEREAS, each Acquiring Fund is a “shell” series of AMP Trust created for the purpose of acquiring the Assets and assuming the Liabilities of the corresponding Target Fund;
WHEREAS, each of TAP Trust and AMP Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “Commission”); and
WHEREAS, the parties hereto intend for (i) this Agreement to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and Section 1.368-2(g) of the U.S. Treasury regulations promulgated under the Code (the “Treasury Regulations”), and (ii) that for United States federal income tax purposes the Reorganization contemplated by this Agreement constitutes a “reorganization” within the meaning of Section 368(a)(1) of the Code.
WHEREAS, the Boards of Trustees of TAP Trust and AMP Trust have authorized and approved the Reorganization with respect to the Target Funds and the Acquiring Funds, respectively.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.    DESCRIPTION OF THE REORGANIZATION
1.1.    The Trusts agree to take the following steps with respect to the Reorganization:
(a)Each Target Fund shall transfer all of its Assets, as defined in Section 1.1(b), to the corresponding Acquiring Fund, and each Acquiring Fund in exchange therefor shall assume all of the Liabilities, as defined in Section 1.1(c), and deliver to the corresponding Target Fund the number of Acquiring Fund Shares of each share class of the Acquiring Fund as set forth on Exhibit A (including fractional shares, if any) determined in the manner set forth in Section 2.
(b)The assets of each Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by each Target Fund and any deferred or

Appendix A    A-1    Form of Agreement and Plan of Reorganization

prepaid expenses shown as an asset on the books of each Target Fund on the Closing Date (as defined in Section 3.1 below) (collectively, “Assets”).
(c)Each Target Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “Liabilities”).
(d)As soon as reasonably practicable after the Closing (as defined in Section 3.1 below), each Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the corresponding Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis, and each Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Each Target Fund Shareholder of a Target Fund share class shall be entitled to receive shares of the corresponding Acquiring Fund share class set forth on Exhibit A. Such distribution and liquidation will be accomplished, with respect to each Target Fund’s shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of each Target Fund will be cancelled.
(e)Ownership of Acquiring Fund Shares will be shown on each Acquiring Fund’s books, as such are maintained by its transfer agent.
2.    VALUATION
2.1.    With respect to the Reorganization:
(a)The net value of each Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities using the valuation procedures established by TAP Trust’s Board of Trustees (“Target Fund Valuation Procedures”).
(b)The number of Acquiring Fund Shares issued by each Acquiring Fund in exchange for the corresponding Target Fund’s Assets shall be equal in value to the aggregate net asset value of shares of the corresponding Target Fund outstanding as of the Valuation Time.
(c)The net asset value per share of each Acquiring Fund Shares issued in connection with the Reorganization shall be determined to the nearest full cent as of the Valuation Time, by dividing the net value of the corresponding Target Fund’s Assets (described in Section 2.1(a)) by the number of corresponding Acquiring Fund Shares issued in connection with the Reorganization (described in Section 2.1(b)).
(d)All computations of value shall be made by the Target Funds’ administrator using Target Fund Valuation Procedures.
(e)“Valuation Time” shall mean immediately after the close of regular trading on the NYSE on the Valuation Date.
(f)“Valuation Date” shall mean the business day next preceding the Closing Date.
    3.    CLOSING AND CLOSING DATE
3.1.    The Reorganization shall close on December 1, 2023 or such other date as the parties may agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”).
3.2.    With respect to the Reorganization:
(a)Each Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by each Target Fund as of the Closing Date to the Acquiring Funds’ custodian (the “Acquiring Custodian”) for the account of such Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. TAP Trust shall direct the Target Funds’ custodian (the “Target Custodian”) to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, each Target Fund’s portfolio securities and instruments so held. The cash to be transferred by each

Appendix A    A-2    Form of Agreement and Plan of Reorganization

Target Fund shall be delivered to the corresponding Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
(b)Each Target Fund shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including, but not limited to, all capital gains taxes and all applicable Federal, state and foreign stock transfer stamps, if any.
(c)At such time prior to the Closing Date, the Target Funds shall provide (i) instructions and related information to the Acquiring Funds or their transfer agent with respect to each Target Fund’s Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of each Target Fund’s Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by each Target Fund or its agents relating to the identification and verification of each Target Fund’s Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.
(d)In the event that on the Valuation Date or the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Funds (the “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of TAP Trust or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of a Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.    REPRESENTATIONS AND WARRANTIES
4.1.    TAP Trust, on behalf of itself or, where applicable, each Target Fund, represents and warrants to AMP Trust and the corresponding Acquiring Fund as follows:
(a)Each Target Fund is duly organized as a series of TAP Trust, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust, and Amended and Restated By-Laws, each as currently in effect to own all of its properties and assets, to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;
(b)TAP Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of each Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c)No consent, approval, authorization, or order of any court, governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by each Target Fund and TAP Trust of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date, under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
(d)The current prospectus and statement of additional information of each Target Fund and each prospectus and statement of additional information of each Target Fund used at all times between the commencement of operations of each Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e)Except as otherwise disclosed to and accepted by or on behalf of each Acquiring Fund, the corresponding Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, such Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;
(f)On the Closing Date, all Returns (as defined below) of each Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) (whether or not shown on any such Returns) shall have been paid or provision has been made for the payment thereof. Except as otherwise disclosed to and accepted by or on behalf of AMP Trust (on behalf of each Acquiring Fund), to TAP Trust’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other

Appendix A    A-3    Form of Agreement and Plan of Reorganization

encumbrances on each Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; each Target Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in each Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(g)Each Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Each Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Target Fund is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes. Each Target Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code. Each Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause such Target Fund to fail to qualify as a regulated investment company under the Code. The consummation of the transactions contemplated by the Agreement will not cause each Target Fund to fail to be qualified as a regulated investment company as of the Closing Date. Each Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. Each Target Fund has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code with respect to any taxable year or calendar year ending before the Closing Date;
(h)Each Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (f) or (g) of this Section 4.1;
(i)All issued and outstanding shares of each Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by TAP Trust and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(j)Each Target Fund will provide the corresponding Acquiring Fund with such information relating to such Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) and such information as of the date provided, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by TAP Trust for use therein;
(k)Each Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(l)Each Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder;
(m)Each Target Fund is in compliance in all material respects with applicable Treasury Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to be withheld, and is not liable for any material penalties which could be imposed thereunder; and

Appendix A    A-4    Form of Agreement and Plan of Reorganization

(n)Each Target Fund has maintained since its formation its December 31 fiscal year-end for U.S. federal income tax purposes, and has never changed its December 31 fiscal year-end for U.S. federal income tax purposes, by for example, filing IRS Form 1128 “Application to Adopt, Change, or retain a Tax Year”.
4.2.     AMP Trust, on behalf of itself or, where applicable, each Acquiring Fund, represents and warrants to TAP Trust and the corresponding Target Fund as follows:
(a)Each Acquiring Fund is duly organized as a series of AMP Trust, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust and By-Laws, each as currently in effect, to own all of its properties and assets, to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;
(b)AMP Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(c)Prior to the Closing, the registration of the Acquiring Fund Shares to be issued in the Reorganization under the 1933 Act will be in full force and effect;
(d)No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by each Acquiring Fund and AMP Trust of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date, under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
(e)The prospectus and statement of additional information of each Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(f)Each Acquiring Fund will be at the time of Closing a new series of AMP Trust, without assets (other than nominal seed capital received in exchange for a nominal number of shares (“Initial Shares”) to the seed capital investor (which shall be the investment adviser of such Acquiring Fund or an affiliate thereof) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the corresponding Target Fund in connection with the Reorganization and, accordingly, such Acquiring Fund has not commenced operations, prepared books of account and related records or financial statements or issued any shares except the Initial Shares issued in a private placement to the initial seed capital investor of such Acquiring Fund to secure any required initial shareholder approvals. The Initial Shares have been or will be redeemed by such Acquiring Fund prior to the Closing for the price for which they were issued;
(g)Each Acquiring Fund intends to qualify as a regulated investment company for federal income tax purposes under Part I of Subchapter M of the Code, such Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause such Acquiring Fund to fail to be qualified as a regulated investment company from and after the Closing;
(h)No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Target Fund’s Liabilities) will be exchanged for the corresponding Target Fund’s Assets in the Reorganization;
(i)The Acquiring Fund Shares to be issued and delivered to the corresponding Target Fund, for the account of the corresponding Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and, upon receipt of the corresponding Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by AMP Trust and such Acquiring Fund;
(j)Each Acquiring Fund on the Closing will not directly or indirectly own, any shares of the corresponding Target Fund;
(k)The information provided by each Acquiring Fund for use in the N-14 Registration Statement (as defined in Section 5.1(b)) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, as of the date provided, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by AMP Trust for use therein; and

Appendix A    A-5    Form of Agreement and Plan of Reorganization

(l)AMP Trust is not aware of any arrangement whereby it or any affiliated person of AMP Trust (within the meaning of the 1940 Act) will receive any compensation directly or indirectly in connection with the Reorganization.
5.     COVENANTS
5.1.    With respect to the Reorganization:
(a)Each Target Fund will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for such Target Fund may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The corresponding Acquiring Fund shall not have commenced operations, prepared books of account and related records or financial statements or issued any shares except for those operations commenced, books of accounts and related records or financial statements prepared or shares issued in connection with a private placement to the initial shareholder of the corresponding Acquiring Fund to secure any required initial shareholder approvals.
(b)The parties hereto shall cooperate in preparing, and AMP Trust shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include an information statement explaining the details of the Reorganization (the “N-14 Registration Statement”).
(c)TAP Trust, on behalf of each Target Fund, will provide the corresponding Acquiring Fund with (i) a statement of the respective tax basis and holding period of all investments to be transferred by such Target Fund to the corresponding Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with such Target Fund with respect to each shareholder, including such information as AMP Trust may reasonably request concerning such Target Fund shares or such Target Fund Shareholders in connection with the corresponding Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations for all of the shareholders of record of such Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (iii) the tax books and records of such Target Fund, or copies thereof (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1 and § 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (iv) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to such Target Fund (the “FIN 48 Workpapers”), or copies thereof. The foregoing information will be provided within such timeframes as is mutually agreed by the parties.
(d)Subject to the provisions of this Agreement, each party will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(e)Each Target Fund will make one or more liquidating distributions to its shareholders consisting of the corresponding Acquiring Fund Shares received at the Closing, as set forth in Section 1.1(d).
(f)It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan, Lewis & Bockius LLP to render the tax opinion contemplated in this Agreement.
(g)TAP Trust, on behalf of each Target Fund, shall deliver to the corresponding Acquiring Fund copies of: (i) the federal, state and local income tax returns filed by or on behalf of such Target Fund for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of or that otherwise affect such Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
(h)TAP Trust, on behalf of each Target Fund, agrees that the acquisition of all Assets and assumption of all Liabilities of such Target Fund by AMP Trust, on behalf of the corresponding Acquiring Fund, includes any right of action against current and former service providers of such Target Fund, such right to survive for the statute of limitation of any such claim.

Appendix A    A-6    Form of Agreement and Plan of Reorganization

(i)Each Target Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, (i) a statement of the earnings and profits and capital loss carryovers of such Target Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code, and which will be certified by TAP Trust’s President and Treasurer and (ii) a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of TAP Trust, as to the adjusted tax basis in the hands of such Target Fund of the securities delivered to such Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as such Acquiring Fund may reasonably request. The foregoing information will be provided within such timeframes as is mutually agreed by the parties.
6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
6.1.    With respect to the Reorganization, the obligations of TAP Trust, on behalf of each Target Fund, to consummate the transactions provided for herein shall be subject, at each Target Fund’s election, to the performance by AMP Trust and the corresponding Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
(a)All representations and warranties of AMP Trust and each Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and
(b)AMP Trust and each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AMP Trust and each Acquiring Fund, on or before the Closing Date.
7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
7.1.    With respect to the Reorganization, the obligations of AMP Trust, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at such Acquiring Fund’s election, to the performance by TAP Trust and the corresponding Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a)All representations and warranties of TAP Trust and each Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
(b)TAP Trust, on behalf of each Target Fund, shall have delivered to AMP Trust, on behalf of the corresponding Acquiring Fund (i) a statement of such Target Fund’s Assets, together with a list of portfolio securities of such Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of TAP Trust, (ii) such Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of such Target Fund; and
(c)TAP Trust and such Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by TAP Trust and such Target Fund, on or before the Closing Date.
8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to each Target Fund or the corresponding Acquiring Fund, TAP Trust, on behalf of the Target Fund, or AMP Trust, on behalf of the corresponding Acquiring Fund, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1.        On the Closing Date, no action, suit or other proceeding shall be pending or, to either Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2.    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by TAP Trust or AMP Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit

Appendix A    A-7    Form of Agreement and Plan of Reorganization

would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.3.    The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and
8.4.        The Trusts shall have received on or before the Closing Date an opinion of Morgan, Lewis & Bockius LLP in form and substance reasonably acceptable to the Trusts, as to the matters set forth on Schedule 8.4. In rendering such opinion, Morgan, Lewis & Bockius LLP may request and rely upon representations contained in certificates of officers of the Trusts and the officers of the Trusts shall use their best efforts to make available such truthful certificates. The foregoing opinion may state that no opinion is expressed as to (i) the effect of the Reorganization on the Target Fund, the corresponding Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting or (ii) any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.4.
9.FEES AND EXPENSES
9.1.    The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2.    Fund Services will bear those expenses relating to the Reorganization as set forth in this Section 9.2, whether or not the Reorganization is consummated. The costs relating to the Reorganization to be borne by Fund Services shall include costs associated with organizing the Acquiring Funds, costs associated with the preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/information statement contained therein), legal fees, accounting fees, and transfer agent and custodian conversion costs. The costs relating to the Reorganization shall not include brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the Reorganization, and such costs shall be borne by the corresponding Target Fund. For the avoidance of doubt, neither the Acquiring Funds nor the Target Funds will bear any costs relating to the Reorganization, other than as described in this Agreement. Fund Services will assume or pay only those expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and the shareholders of such Target Fund and such Acquiring Fund will pay their own expenses, if any, incurred in connection with the Reorganization. Notwithstanding the foregoing, the party directly incurring any costs and expenses will bear such costs and expenses if and to the extent that payment by another party would result in an Acquiring Fund failing to qualify and be eligible for treatment as a regulated investment company under Sections 851 and 852 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the corresponding Target Fund or such Acquiring Fund or any of their respective shareholders. This Section 9.2 shall survive the termination of this Agreement and the Closing.
10.    INDEMNIFICATION
10.1.    TAP Trust, on behalf of each Target Fund, agrees to indemnify and hold harmless AMP Trust and each of its officers and trustees and each Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which AMP Trust or any of its trustees or officers or each Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by TAP Trust, on behalf of each Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.
10.2.    AMP Trust, on behalf of each Acquiring Fund, agrees to indemnify and hold harmless TAP Trust and each of its officers and trustees and each Target Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which TAP Trust or any of its trustees or officers or each Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by AMP Trust, on behalf of each Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.
11.ENTIRE AGREEMENT; SURVIVAL OF REPRESENTATIONS, WARRANTIES AND COVENANTS
11.1.    Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

Appendix A    A-8    Form of Agreement and Plan of Reorganization

11.2.    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of the Trusts on behalf of each Target Fund or each Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.
13.AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS
14.1.     The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2.     This Agreement shall be governed by and construed in accordance with the laws of The State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
14.3.     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4.     This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5.     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) each Target Fund or each Acquiring Fund, as applicable, as provided in its Governing Documents and (ii) the other parties to this Agreement.
14.6.     Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
14.7     A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.
15.    NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given electronically or by facsimile, personal service or prepaid or certified mail addressed to:
For TAP Trust:
Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Attention: Russell B. Simon
For AMP Trust:
Advisor Managed Portfolios
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Attention: Russell B. Simon

Appendix A    A-9    Form of Agreement and Plan of Reorganization

[Signature page follows]

Appendix A    A-10    Form of Agreement and Plan of Reorganization

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

Trust for Advised Portfolios,
severally and not jointly on behalf of the
1919 Financial Services Fund
1919 Socially Responsive Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Fund

By: ______________________
Name:
Title:

Advisor Managed Portfolios,
severally and not jointly on behalf of the
1919 Financial Services Fund
1919 Socially Responsive Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Fund

By: ______________________
Name:
Title:

U.S. Bank Global Fund Services,
Solely for purposes of Section 9.2

By: ______________________
Name:
Title:

Appendix A    A-11    Form of Agreement and Plan of Reorganization

Exhibit A
Target Fund and Acquiring Fund with Share Classes

Target Fund Share Class	Corresponding Acquiring Fund Share Class
1919 Financial Services Fund
Class A	Class A
Class C	Class C
Class I	Class I
1919 Socially Responsive Balanced Fund
Class A	Class A
Class C	Class C
Class I	Class I
1919 Maryland Tax-Free Fund
Class A	Class A
Class C	Class C
Class I	Class I
Target Fund and Acquiring Fund

Target Fund	Corresponding Acquiring Fund
1919 Variable Socially Responsive Balanced Fund	1919 Variable Socially Responsive Balanced Fund

Appendix A    A-12    Form of Agreement and Plan of Reorganization

Schedule 8.4
Tax Opinions

With respect to each Reorganization:
•The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
•No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;
•The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;
•The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);
•No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;
•No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization;
•The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;
•Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange;
•The Acquiring Fund will succeed to and take into account those tax attributes of the Target Fund that are described in Section 381(c) of the Code subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations; and
•The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

Appendix A    A-13    Form of Agreement and Plan of Reorganization

APPENDIX B
FINANCIAL HIGHLIGHTS
The financial highlights for the Target Funds are included below. The information for the pat five years ended December 31 has been audited by BBD, LLP, the Target Fund’s prior independent registered public accounting firm, and BBD, LLP’s report, along with the Target Funds’ financial statements, are included in the Target Funds’ Annual Report, which is available upon request and on the Funds’ website at www.1919funds.com. Information for the six-month period ended June 30, 2023 is unaudited.
The financial highlights tables are intended to help you understand the Target Funds’ financial performance for the fiscal years shown. Certain information reflects financial results for a single share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in each Target Fund (assuming reinvestment of all dividends and distributions).
1919 Financial Services Fund - Class A
For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$28.13		$33.49	$26.87	$28.27	$22.77	$27.16
Income from investment operations:
Net investment income[1]	0.14		0.21	0.19	0.20	0.17	0.05
Net realized and unrealized gain (loss) on investments	(3.67)		(4.88)	8.05	(0.23)	6.42	(4.08)
Total income (loss) from investment operations	(3.53)		(4.67)	8.24	(0.03)	6.59	(4.03)
Less distributions:
From net investment income	—		(0.24)	(0.15)	(0.25)	(0.17)	(0.01)
From net realized gain on investments	—		(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	—		(0.68)	(1.62)	(1.37)	(1.09)	(0.36)
Net asset value, end of year	$24.60		$28.14	$33.49	$26.87	$28.27	$22.77
Total return[2]	(12.58)%	[6]	(13.97)%	30.88%	0.05%	29.10%	(14.93)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$62,700		$73,800	$86,303	$67,047	$78,401	$71,082
Ratios to average net assets
Gross expenses	1.42%	[5]	1.36%	1.36%	1.46%	1.37%	1.33%
Net expenses[3]	1.42	[5]	1.36	1.36	1.46	1.37	1.33
Net investment income	1.11		0.69	0.59	0.86	0.64	0.19
Portfolio turnover rate[4]	4%	[6]	4%	10%	2%	8%	18%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
5.Annualized.
6.Not annualized.

Appendix B    B-1    Financial Highlights

1919 Financial Services Fund - Class C
For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$25.43		$30.27	$24.48	$25.82	$20.88	$25.12
Income from investment operations:
Net investment income (loss)[1]	(0.05)		(0.01)	(0.04)	0.03	(0.02)	(0.13)
Net realized and unrealized gain (loss) on investments	(3.33)		(4.39)	7.30	(0.23)	5.88	(3.76)
Total income (loss) from investment operations	(3.28)		(4.40)	7.26	(0.20)	5.86	(3.89)
Less distributions:
From net investment income	—		—	—	(0.02)	—	—
From net realized gain on investments	—		(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	—		(0.44)	(1.47)	(1.14)	(0.92)	(0.35)
Net asset value, end of year	$22.15		$25.43	$30.27	$24.48	$25.82	$20.88
Total return[2]	(12.90)%	[6]	(14.56)%	29.88%	(0.64)%	28.21%	(15.57)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$19,965		$27,395	$36,122	$26,404	$40,880	$46,763
Ratios to average net assets
Gross expenses	2.14%	[5]	2.08%	2.07%	2.16%	2.09%	2.05%
Net expenses[3]	2.14	[5]	2.08	2.07	2.16	2.09	2.05
Net investment income (loss)	0.39		(0.04)	(0.12)	0.15	(0.09)	(0.52)
Portfolio turnover rate[4]	4%	[6]	4%	10%	2%	8%	18%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
5.Annualized.
6.Not annualized.

Appendix B    B-2    Financial Highlights

1919 Financial Services Fund - Class I
For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$28.44		$33.82	$27.18	$28.56	$22.98	$27.41
Income from investment operations:
Net investment income[1]	0.18		0.28	0.29	0.27	0.24	0.13
Net realized and unrealized gain (loss) on investments	(3.73)		(4.90)	8.11	(0.22)	6.50	(4.13)
Total income (loss) from investment operations	(3.55)		(4.62)	8.40	0.05	6.74	(4.00)
Less distributions:
From net investment income	—		(0.32)	(0.29)	(0.31)	(0.24)	(0.08)
From net realized gain on investments	—		(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	0.00		(0.76)	(1.76)	(1.43)	(1.16)	(0.43)
Net asset value, end of year	$24.89		$28.44	$33.82	$27.18	$28.56	$22.98
Total return[2]	(12.48)%	[6]	(13.71)%	31.16%	0.35%	29.49%	(14.72)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$45,058		$69,605	$103,970	$67,346	$97,936	$104,664
Ratios to average net assets
Gross expenses	1.16%	[5]	1.10%	1.09%	1.17%	1.09%	1.06%
Net expenses[3]	1.16	[5]	1.10	1.09	1.17	1.09	1.06
Net investment income	1.35		0.93	0.87	1.14	0.92	0.49
Portfolio turnover rate[4]	4%	[6]	4%	10%	2%	8%	18%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
5.Annualized.
6.Not annualized.

Appendix B    B-3    Financial Highlights

1919 Socially Responsive Fund - Class A
For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023*		2022	2021		2020	2019	2018
Net asset value, beginning of year	$23.01		$28.83	$24.69		$20.55	$16.59	$17.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07		0.08	(0.00)	[2]	0.05	0.12	0.10
Net realized and unrealized gain (loss) on investments	2.53		(5.85)	4.26		4.15	3.97	(0.28)
Total income (loss) from Investment operations	2.60		(5.77)	4.26		4.20	4.09	(0.18)
Less distributions:
From net investment income	(0.08)		(0.04)	(0.01)		(0.06)	(0.10)	(0.10)
From net realized gain on investments	—		(0.01)	(0.11)		0.00	(0.03)	(1.07)
Total distributions	(0.08)		(0.05)	(0.12)		(0.06)	(0.13)	(1.17)
Net asset value, end of year	$25.53		$23.01	$28.83		$24.69	$20.55	$16.59
Total return[3]	11.33%	[6]	(20.00)%	17.26%		20.57%	24.69%	(1.31)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$226,442		$209,003	$264,785		$190,180	$137,213	$100,584
Ratios to average net assets
Gross expenses	0.98%	[7]	0.97%	0.96%		1.16%	1.25%	1.28%
Net expenses[4]	0.98	[7]	0.97	0.96		1.16	1.25	1.25
Net investment income (loss)	0.60	[7]	0.31	(0.01)		0.25	0.62	0.55
Portfolio turnover rate[5]	7%	[6]	13%	9%		16%	11%	13%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Amount represents less than $(0.01) per share.
3.Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
4.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
5.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
6.Annualized.
7.Not annualized.

Appendix B    B-4    Financial Highlights

1919 Socially Responsive Fund - Class C
For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$28.69		$28.69	$24.73	$20.67	$16.73	$18.11
Income (loss) from investment operations:
Net investment loss[1]	(0.01)		(0.10)	(0.19)	(0.09)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.50		(5.82)	4.26	4.17	3.99	(0.28)
Total income (loss) from investment operations	2.49		(5.92)	4.07	4.08	3.98	(0.31)
Less distributions:
From net investment income	—		—	—	(0.02)	(0.01)	—
From net realized gain on investments	—		(0.01)	(0.11)	—	(0.03)	(1.07)
Total distributions	—		(0.01)	(0.11)	(0.02)	(0.04)	(1.07)
Net asset value, end of year	$25.25		$22.76	$28.69	$24.73	$20.67	$16.73
Total return[2]	10.94%	[5]	(20.62)%	16.46%	19.77%	23.78%	(1.95)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$111,191		$107,014	$133,861	$59,784	$19,006	$12,732
Ratios to average net assets
Gross expenses	1.70%	[6]	1.70%	1.68%	1.82%	1.93%	1.97%
Net expenses[3]	1.70	[6]	1.70	1.68	1.82	1.93	1.97
Net investment loss	(0.12)	[6]	(0.42)	(0.72)	(0.40)	(0.07)	(0.17)
Portfolio turnover rate[4]	7%	[5]	13%	9%	16%	11%	13%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
5.Annualized.
6.Not annualized.

Appendix B    B-5    Financial Highlights

1919 Socially Responsive Fund - Class I
For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.04		$28.88	$24.70	$20.54	$16.57	$17.91
Income (loss) from investment operations:
Net investment income[1]	0.10		0.14	0.07	0.13	0.19	0.16
Net realized and unrealized gain (loss) on investments	2.54		(5.87)	4.26	4.15	3.96	(0.29)
Total income (loss) from investment operations	2.64		(5.73)	4.33	4.28	4.15	(0.13)
Less distributions:
From net investment income	(0.13)		(0.10)	(0.04)	(0.12)	(0.15)	(0.14)
From net realized gain on investments	—		(0.01)	(0.11)	—	(0.03)	(1.07)
Total distributions	(0.13)		(0.11)	(0.15)	(0.12)	(0.18)	(1.21)
Net asset value, end of year	$25.55		$23.04	$28.88	$24.70	$20.54	$16.57
Total return[2]	11.46%	[5]	(19.82)%	17.61%	20.93%	25.10%	(1.00)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$379,057		$362,364	$520,504	$240,316	$72,849	$18,027
Ratios to average net assets
Gross expenses	0.73%	[6]	0.72%	0.71%	0.83%	0.91%	0.96%
Net expenses[3]	0.73	[6]	0.72	0.71	0.83	0.91	0.96
Net investment income	0.85	[6]	0.55	0.26	0.59	0.98	0.89
Portfolio turnover rate[4]	7%	[5]	13%	9%	16%	11%	13%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent.
4.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
5.Annualized.
6.Not annualized.

Appendix B    B-6    Financial Highlights

1919 Maryland Tax-Free Fund - Class A
For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023*		2022	2021	2020		2019		2018
Net asset value, beginning of year	$14.55		$15.77	$15.90	$15.68		$15.34		$15.63
Income (loss) from investment operations:
Net investment income[1]	0.19		0.26	0.23	0.35		0.40		0.45
Net realized and unrealized gain (loss) on investments	0.11		(1.21)	(0.14)	0.22		0.34		(0.29)
Total income (loss) from investment operations	(0.30)		(0.95)	0.09	0.57		0.74		0.16
Less distributions:
From net investment income	(0.19)		(0.27)	(0.22)	(0.35)		(0.40)		(0.45)
Total distributions	(0.19)		(0.27)	(0.22)	(0.35)		(0.40)		(0.45)
Net asset value, end of year	$14.66		$14.55	$15.77	$15.90		$15.68		$15.34
Total return[2]	2.07%	[6]	(6.06)%	0.61%	3.70%		4.87%		1.04%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$37,543		$38,648	$54,353	$55,439		$57,000		$55,710
Ratios to average net assets
Gross expenses	1.20%	[6]	1.10%	1.08%	1.09%		1.07%		1.04%
Net expenses[3]	0.75	[6]	0.75	0.75	0.75	[4]	0.75	[4]	0.75
Net investment income	2.60		1.77	1.42	2.24		2.57		2.92
Portfolio turnover rate[5]	21%	[7]	33%	26%	27%		21%		43%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Interest expense was less than 0.01% for the years ended December 31, 2020 and 2019.
5.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
6.Annualized.
7.Not annualized.

Appendix B    B-7    Financial Highlights

1919 Maryland Tax-Free Fund - Class C
For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023*		2022	2021	2020		2019		2018
Net asset value, beginning of year	$14.55		$15.77	$15.90	$15.68		$15.34		$15.63
Income (loss) from investment operations:
Net investment income[1]	0.15		0.18	0.14	0.27		0.32		0.36
Net realized and unrealized gain (loss) on investments	0.11		(1.22)	(0.13)	0.22		0.34		(0.29)
Total income (loss) from investment operations	(0.26)		(1.04)	0.01	0.49		0.66		0.07
Less distributions:
From net investment income	(0.15)		(0.18)	(0.14)	(0.27)		(0.32)		(0.36)
Total distributions	(0.16)		(0.18)	(0.14)	(0.27)		(0.32)		(0.36)
Net asset value, end of year	$14.66		$14.55	$15.77	$15.90		$15.68		$15.34
Total return[2]	1.79%	[6]	(6.57)%	0.06%	3.13%		4.29%		0.49%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$29,248		$4,178	$5,454	$7,436		$7,875		$14,421
Ratios to average net assets
Gross expenses	1.73%	[6]	1.64%	1.61%	1.62%		1.61%		1.59%
Net expenses[3]	1.30		1.30	1.30	1.30	[4]	1.30	[4]	1.30
Net investment income	2.04		1.22	0.89	1.70		2.07		2.37
Portfolio turnover rate[5]	21%	[7]	33%	26%	27%		21%		43%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent.
4.Interest expense was less than 0.01% for the years ended December 31, 2020 and 2019.
5.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
6.Annualized.
7.Not annualized.

Appendix B    B-8    Financial Highlights

1919 Maryland Tax-Free Fund - Class I
For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023*		2022	2021	2020		2019		2018
Net asset value, beginning of year	$14.56		$15.78	$15.90	$15.69		$15.35		$15.63
Income (loss) from investment operations:
Net investment income[1]	0.20		0.29	0.25	0.37		0.42		0.47
Net realized and unrealized gain (loss) on investments	0.10		(1.22)	(0.12)	0.22		0.34		(0.28)
Total income (loss)from investment operations	0.30		(0.93)	0.13	0.59		0.76		0.19
Less distributions:
From net investment income	(0.20)		(0.29)	(0.25)	(0.38)		(0.42)		(0.47)
Total distributions	(0.20)		(0.29)	(0.25)	(0.38)		(0.42)		(0.47)
Net asset value, end of year	$14.66		$14.56	$15.78	$15.90		$15.69		$15.35
Total return[2]	(2.07)%	[6]	(5.91)%	0.83%	3.79%		5.02%		1.26%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$25,486		$23,398	$28,636	$24,691		$19,277		$14,256
Ratios to average net assets
Gross expenses	1.08%	[6]	0.97%	0.94%	0.96%		0.93%		0.90%
Net expenses[3]	0.60		0.60	0.60	0.60	[4]	0.60	[4]	0.60
Net investment income	2.76		1.92	1.57	2.38		2.69		3.06
Portfolio turnover rate[5]	21%	[7]	33%	26%	27%		21%		43%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3.The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent.
4.Interest expense was less than 0.01% for the years ended December 31, 2020 and 2019.
5.Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
6.Annualized.
7.Not annualized.

Appendix B    B-9    Financial Highlights

1919 Variable Socially Responsive Fund
For a share of beneficial interest outstanding through each year presented:

	2023*		2022	2021	2020	2019	2018
Net asset value, beginning of year	$27.69		$37.19	$34.73	$30.24	$25.06	$27.88
Income (loss) from investment operations:
Net investment income[1]	0.15		0.21	0.13	0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments	3.07		(7.96)	6.20	6.63	6.36	(0.42)
Total income (loss) from investment operations	3.22		(7.75)	6.33	6.87	6.65	(0.14)
Less distributions:
From net investment income	—		(0.22)	(0.14)	(0.25)	(0.28)	(0.30)
From net realized gain on investments	—		(1.53)	(3.73)	(2.13)	(1.19)	(2.38)
Total distributions	—		(1.75)	(3.87)	(2.38)	(1.47)	(2.68)
Net asset value, end of year	$30.91		$27.69	$37.19	$34.73	$30.24	$25.06
Total return[2]	11.63%		-20.94%	18.53%	22.93%	26.70%	-0.94%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$35,730	[6]	$33,071	$45,045	$42,175	$36,994	$35,111
Ratios to average net assets
Gross expenses	0.76%	[7]	1.44%	1.29%	1.38%	1.34%	1.30%
Net expenses[3,4]	0.44	[7]	0.89	0.89	0.89	0.89 [5]	0.89
Net investment income	0.52	[7]	0.67	0.36	0.74	1.00	0.96
Portfolio turnover rate	8%	[6]	12%	11%	22%	12%	19%
*    For the six months ended June 30, 2023 (unaudited).
1.Per share amounts have been calculated using the average shares method.
2.Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.
3.The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.
4.Reflects fee waivers and/or expense reimbursements
5.Interest expense was less than 0.01% for the year ended December 31, 2019.
6.Annualized.
7.Not annualized.
Appendix B    B-10    Financial Highlights

APPENDIX C
FINANCIAL INTERMEDIARY SALES CHARGE VARIATIONS
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular Financial Intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge (load) waivers or contingent deferred (back-end) sales charge (load) (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s Financial Intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge (load) waivers or discounts. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see “Choosing a class of shares to buy” in this Information Statement/Prospectus for information about such waivers and discounts.
Morgan Stanley Wealth Management (“Morgan Stanley”)
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Information Statement/Prospectus.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

•
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Information Statement/Prospectus.
Front-end sales load waivers on Class A shares available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A, B and C shares available at Raymond James
•Death or disability of the shareholder.
Appendix C    C-1    Financial Intermediary Sales Charge Variations

•Shares sold as part of a systematic withdrawal plan as described in this Information Statement/Prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching retirement age as described in this Information Statement/Prospectus.
•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
•Breakpoints as described in this Information Statement/Prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Oppenheimer & Co. Inc. (“OPCO”)
Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Information Statement/Prospectus.
Front-end Sales Load Waivers on Class A Shares available at OPCO
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•Shares purchased by or through a 529 Plan
•Shares purchased through a OPCO affiliated investment advisory program
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•Shares purchased form the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares ( or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
•Employees and registered representatives of OPCO or its affiliates and their family members
•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Information Statement/Prospectus
CDSC Waivers on A, B and C Shares available at OPCO
•Death or disability of the shareholder
•Shares sold as part of a systematic withdrawal plan as described in this Information Statement/Prospectus
•Return of excess contributions from an IRA Account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching retirement age as described in this Information Statement/Prospectus
•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•Shares acquired through a right of reinstatement
Appendix C    C-2    Financial Intermediary Sales Charge Variations

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in this Information Statement/Prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after March 3, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this Information Statement/Prospectus or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of 1919 Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this Information Statement/Prospectus.
Rights of Accumulation (“ROA”)
•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of 1919 Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
•Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the
Appendix C    C-3    Financial Intermediary Sales Charge Variations

associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
•Shares purchased in an Edward Jones fee-based program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Information Statement/Prospectus.
•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
CDSC Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•The death or disability of the shareholder.
•Systematic withdrawals with up to 10% per year of the account value.
•Return of excess contributions from an Individual Retirement Account (IRA).
•Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•Shares exchanged in an Edward Jones fee-based program.
•Shares acquired through NAV reinstatement.
•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
Initial purchase minimum: $250
Subsequent purchase minimum: none
Minimum Balances
•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◦A fee-based account held on an Edward Jones platform
◦A 529 account held on an Edward Jones platform
◦An account with an active systematic investment plan or LOI
Exchanging Share Classes
•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Appendix C    C-4    Financial Intermediary Sales Charge Variations

Intermediary-Defined Sales Charge Waiver Policies
Robert W. Baird & Co. (“Baird”):
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Information Statement/Prospectus.
Front-End Sales Charge Waivers on Investors A-shares Available at Baird
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
•Shares purchased using the proceeds of redemptions from a 1919 Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C shares Available at Baird
•Shares sold due to death or disability of the shareholder
•Shares sold as part of a systematic withdrawal plan as described in this Information Statement/Prospectus
•Shares bought due to returns of excess contributions from an IRA Account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this Information Statement/Prospectus
•Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•Breakpoints as described in this Information Statement/Prospectus
•Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of 1919 Funds assets held by accounts within the purchaser’s household at Baird. Eligible 1919 Funds assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of 1919 Funds through Baird, over a 13-month period of time
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Information Statement/Prospectus:
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
Appendix C    C-5    Financial Intermediary Sales Charge Variations

•Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Information Statement/Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)

Appendix C    C-6    Financial Intermediary Sales Charge Variations

STATEMENT OF ADDITIONAL INFORMATION
Dated November 17, 2023

REORGANIZATION OF
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund
(each, a series of Trust for Advised Portfolios)
615 East Michigan Street
Milwaukee, WI 53202
1-844‑828‑1919
INTO THE
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Fund
1919 Variable Socially Responsive Balanced Fund
(each, a series of Advisor Managed Portfolios)
615 East Michigan Street
Milwaukee, WI 53202
1-844‑828‑1919
This Statement of Additional Information (“SAI”) is being furnished to shareholders of the 1919 Financial Services Fund (“Target Financial Services Fund”), 1919 Socially Responsive Balanced Fund (“Target Socially Responsive Fund”), 1919 Maryland Tax-Free Fund (“Target Maryland Fund”) and 1919 Variable Socially Responsive Balanced Fund (the “Target Variable Fund”) (each a “Target Fund” and together, the “Target Funds”), each a series of Trust for Advised Portfolios (“TAP Trust”) in connection with the reorganization of each Target Fund into corresponding acquiring funds, the 1919 Financial Services Fund (“Acquiring Financial Services Fund”), 1919 Socially Responsive Balanced Fund (“Acquiring Socially Responsive Fund”), 1919 Maryland Tax-Free Fund (“Acquiring Maryland Fund”) and 1919 Variable Socially Responsive Balanced Fund (the “Acquiring Variable Fund”), as described in the Information Statement/Prospectus (the “Reorganizations”). Each Target Fund and the corresponding Acquiring Fund may each be referred to as a “Fund,” or together as the “Funds,” in this SAI to the extent the information provided relates to both Funds.
This SAI consists of this Cover Page and the following documents, each of which has been filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) (http://sec.gov) and is incorporated by reference herein (is legally considered to be part of this SAI):
•the SAI related to the Target Funds, dated April 30, 2023, as supplemented August 31, 2023 (File No. 333-108394) (File No. 811-21422) (Accession No. 0000894189-23-006796);
•the Annual Report to shareholders of the Target Funds for the fiscal year ended December 31, 2022, which has previously been sent to shareholders of the Target Funds (File No. 811-21422) (Accession No. 0001104659-23-030043);
•the Semi-Annual Report to shareholders of the Target Funds for the six-month period ended June 30, 2023, which has previously been sent to shareholders of the Target Funds (File No. 811-21422) (Accession No. 0001104659-23-099222); and
•the SAI related to the Acquiring Funds, dated [ ], 2023, (File No. 333-270997) (File No. 811-23859) (Accession No. [ ]).
Because the Acquiring Funds have not yet commenced operations, no annual or semi-annual reports are available. The Acquiring Funds are newly-created series of AMP Trust with no assets or liabilities that will commence operations upon consummation of the Reorganizations and continue the operations of the Target Funds. The Target Funds shall be the accounting and performance survivors in the Reorganizations, and the Acquiring Funds, as the corporate survivors in the Reorganizations, shall adopt the accounting and performance history of the Target Funds. The Target Funds’ Annual Report has previously been transmitted to the Target Funds’ shareholders.
This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated November 17, 2023, relating to the Reorganizations. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to the 1919 Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-844‑828‑1919.
    Statement of Additional Information    1

TABLE OF CONTENTS

Page
Supplemental Financial Information	43

SUPPLEMENTAL FINANCIAL INFORMATION
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.
Tables showing the fees and expenses of the Target Funds, which are identical to those of the Acquiring Funds on a pro forma basis after giving effect to each proposed Reorganization, are included under “Fees and Expenses” in the Information Statement/Prospectus.
Under the Agreement and Plan of Reorganization, the Target Funds are proposed to be reorganized into the Acquiring Funds.
Each Reorganization will not result in a material change to the Target Funds’ investment portfolio due to the investment restrictions of the Acquiring Funds being identical to those of the Target Funds. Each security held by the Target Funds is eligible to be held by the Acquiring Funds and the Acquiring Funds will have the same investment objectives and strategies as the Target Funds. As a result, a schedule of investments of the Target Funds modified to show the effects of the change is not required and is not included.
There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

    Statement of Additional Information    2

PART C
Other Information
Item 15. Indemnification
Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust, Article VIII of Registrant’s By-Laws and Paragraph 6 of the Distribution Agreement.
    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”
With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.
Item 16. Exhibits

(1)	(a)
Certificate of Trust dated February 16, 2023 was previously filed with AMP Trust’s Registration Statement on Form N-1A (File Nos. 811-23859 and 333-270997) on March 30, 2023 and is incorporated herein by reference.

(b)	Agreement and Declaration of Trust dated February 16, 2023 was previously filed with AMP Trust’s Registration Statement on Form N-1A on March 30, 2023 and is incorporated herein by reference.
(2)	Bylaws dated February 16, 2023 were previously filed with AMP Trust's Registration Statement on Form N-1A on March 30, 2023 and is incorporated herein by reference.
(3)	Voting Trust Agreements - Not Applicable.
(4)	Form of Agreement and Plan of Reorganization is attached as Appendix A to the Information Statement/Prospectus contained in this Registration Statement.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and Bylaws.
(6)	Form of Investment Advisory Agreement - filed herewith.
(7)	Form of Distribution Agreement - filed herewith.
(8)	Bonus or Profit Sharing Contracts - not applicable.
(9)	(a)	(i)	Form of Custody Agreement - filed herewith.
(ii)	Form of Exhibit to Custody Agreement - filed herewith.
(10)	(a)	Rule 12b-1 Plan - filed herewith.
(b)	Rule 18f-3 Plan - filed herewith.
(11)	(a)	Legal Opinion of Shares - filed herewith.
(b)	Consent to Use of Name - filed herewith.
(12)	Form of Tax Opinion - filed herewith.
(13)	Material Contracts of the Registrant
(a)	(i)	Form of Fund Servicing Agreement - filed herewith.
(ii)	Form of Exhibit to Fund Servicing Agreement - filed herewith.

	(b)	Form of Operating Expense Limitation Agreement - filed herewith.
(14)	(a)	Consent of Independent Registered Public Accounting Firm for 1919 Funds - filed herewith.
	(b)	Consent of Independent Registered Public Accounting Firm for 1919 Variable Socially Responsive Balanced Fund - filed herewith.
(15)	Omitted Financial Statements - not applicable.
(16)	(a)	Power of Attorney for Brian S. Ferrie, Wan-Chong Kung, and Christopher E. Kashmerick - filed herewith.
	(b)	Power of Attorney for Russell Emery - filed herewith.
(17)	Additional exhibits - not applicable.
(18)	Type and class of securities being registered - not applicable.
Item 17. Undertakings
(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)     The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Glendora and State of California, on the 18th day of October, 2023.

Advisor Managed Portfolios

By: /s/ Russell B. Simon
Russell B. Simon
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of October 18, 2023.

Signature	Title
Russell Emery*	Trustee
Russell Emery

Brian S. Ferrie*	Trustee
Brian S. Ferrie

Wan-Chong Kung*	Trustee
Wan-Chong Kung

Christopher E. Kashmerick*	Trustee
Christopher E. Kashmerick

/s/ Russell B. Simon	President and Principal Executive Officer
Russell B. Simon

/s/ Eric T. McCormick	Treasurer and Principal Financial Officer (principal accounting officer)
Eric T. McCormick

*By: /s/ Russell B. Simon
Russell B. Simon Attorney-In Fact pursuant to Power of Attorney